OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

Schedule of Investments (a)

November 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–89.33%

Advertising–0.12%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$1,070,000	$1,044,452

Aerospace & Defense–0.38%

Alliant Techsystems Inc., Sr. Unsec. Notes, 5.25%, 10/01/21(b)	200,000	204,500
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	1,050,000	1,081,500
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	30,000	30,000
6.13%, 01/15/23(b)	121,000	121,000
7.75%, 03/15/20(b)	520,000	594,100
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	184,000	179,860
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	568,000	610,600
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 03/15/21	53,000	58,035
Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	322,000	350,980
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	41,000	41,051
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	175,000	173,688
		3,445,314

Agricultural Products–0.25%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	501,000	534,818
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	1,495,000	1,699,452
		2,234,270

Airlines–2.31%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	120,000	116,712
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sr. Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,092,098	1,155,576

	Principal Amount	Value

Airlines–(continued)

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	$2,816,721	$2,978,682
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,243,859	2,574,828
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	76,203	83,680
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,905,897	1,962,478
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	640,000	670,400
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	1,927,929	2,086,381
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	2,389,919	2,569,163
Hawaiian Airlines, Series 2013-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 3.90%, 01/15/26	3,510,000	3,253,331
Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 4.95%, 01/15/22	1,715,000	1,584,231
United Airlines Pass Through Trust, Series 2013-1, Class A, Sr. Sec. Pass Through Ctfs., 4.30%, 08/15/25	1,125,000	1,143,985
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	250,000	261,250
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	144,595	143,872
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	247,000	255,254
		20,839,823

Alternative Carriers–0.20%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	255,000	297,075
Level 3 Financing Inc., Sr. Unsec. Gtd. Floating Rate Notes, 3.85% , 01/15/18(b)(c)	97,000	98,455
Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	804,000	858,270

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Alternative Carriers–(continued)

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	$115,000	$126,500
8.63%, 07/15/20	140,000	158,200
9.38%, 04/01/19	185,000	208,125
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	41,000	41,820
		1,788,445

Apparel Retail–0.29%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	472,000	493,240
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	1,575,000	1,620,281
8.50%, 06/15/19	250,000	301,875
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	82,688
Neiman Marcus Group LTD LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	146,000	150,380
		2,648,464

Apparel, Accessories & Luxury Goods–0.13%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	50,000	54,875
7.63%, 05/15/20	875,000	965,781
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	60,000	56,775
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	60,000	61,200
		1,138,631

Application Software–0.03%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	280,000	267,400

Asset Management & Custody Banks–0.80%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	385,000	380,188
Bank of New York Mellon Corp. (The), Series D, Unsec. Sub. Global Notes, 4.50% (d)	2,420,000	2,153,800
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	2,065,000	2,234,985
Capsugel S.A., Sr. Unsec. PIK Notes, 7.00%, 05/15/19(b)	62,000	63,204
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	2,525,000	2,403,039
		7,235,216

	Principal Amount	Value

Auto Parts & Equipment–0.20%

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 5.13%, 02/15/19	$57,000	$58,496
6.25%, 03/15/21	175,000	184,625
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	200,000	204,000
Schaeffler Finance B.V. (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	199,794
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	200,000	213,000
Stackpole International Intermediate Co. S.A. (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	423,000	442,035
TRW Automotive Inc., Sr. Unsec. Gtd. Notes, 4.45%, 12/01/23(b)	500,000	500,625
		1,802,575

Automobile Manufacturers–1.57%

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.25%, 09/20/22	5,100,000	5,177,881
General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	3,805,000	3,919,150
4.88%, 10/02/23(b)	2,770,000	2,804,625
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	2,215,000	2,228,268
		14,129,924

Automotive–0.02%

Gestamp Funding Luxembourg S.A. (Luxembourg), Sr. Sec Gtd. Notes, 5.63%, 05/31/20(b)	200,000	204,260

Automotive Retail–0.79%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	2,190,000	2,191,529
5.75%, 05/01/20	4,475,000	4,900,093
		7,091,622

Broadcasting–1.26%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	80,000	82,400
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	195,000	202,313
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	128,000	135,360
COX Communications Inc., Sr. Unsec. Notes, 4.50%, 06/30/43(b)	2,560,000	2,094,737
8.38%, 03/01/39(b)	2,185,000	2,630,241
9.38%, 01/15/19(b)	1,860,000	2,378,802

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Broadcasting–(continued)

Discovery Communications LLC,
Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	$3,535,000	$3,312,119
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	450,000	464,062
Sinclair Television Group, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/21(b)	40,000	41,300
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	35,000	35,875
		11,377,209

Building Products–0.61%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	720,000	753,300
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	330,000	351,450
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	615,000	636,525
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	830,000	921,300
10.00%, 12/01/18	190,000	211,850
Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	1,765,000	1,714,391
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	81,000	84,443
7.88%, 03/30/20(b)	320,000	353,600
Sr. Unsec. Notes, 9.75%, 01/15/18	375,000	441,562
		5,468,421

Cable & Satellite–4.40%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	215,000	208,013
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,266,267
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	3,820,000	3,536,071
5.70%, 05/15/18	2,005,000	2,325,885
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,186,559
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	1,235,000	1,261,372
5.15%, 03/15/42	4,600,000	4,075,695
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,800,000	1,818,000
5.88%, 07/15/22	250,000	254,062
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	205,000	221,144
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	216,000	239,220

	Principal Amount	Value

Cable & Satellite–(continued)

Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	$755,000	$826,725
7.50%, 04/01/21	350,000	385,000
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	275,000	299,750
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	1,050,000	1,185,781
5.95%, 04/01/41	4,585,000	5,018,871
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	525,000	570,937
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	3,799,650
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,457,029
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	355,000	385,218
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	430,000	454,725
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.38%, 04/15/23(b)	400,000	414,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	1,885,000	1,931,376
6.50%, 01/15/18	5,230,000	5,466,938
		39,588,288

Casinos & Gaming–0.56%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	530,000	579,025
9.13%, 12/01/18	75,000	81,750
Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	370,000	358,900
9.00%, 02/15/20	345,000	334,650
Caesars Entertainment Resort Properties LLC, Sr. Sec. Notes, 8.00%, 10/01/20(b)	497,000	505,698
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)(e)	40,000	22,200
MCE Finance Ltd. (Macau), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	400,000	388,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	940,000	994,050
6.75%, 10/01/20	186,000	200,415
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	327,000	366,240
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	285,000	310,650

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Casinos & Gaming–(continued)

Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	$266,000	$264,836
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	660,000	673,612
		5,080,026

Catalog Retail–0.45%

QVC Inc., Sr. Sec. Gtd. Global Notes, 4.38%, 03/15/23	4,225,000	4,024,130

Coal & Consumable Fuels–0.14%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	705,000	770,213
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	146,000	155,855
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	305,000	323,300
		1,249,368

Commercial Printing–0.00%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 6.50%, 11/15/23	36,000	36,000

Communications Equipment–0.09%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	530,000	517,413
9.00%, 04/01/19(b)	301,000	310,030
		827,443

Computer & Electronics Retail–0.06%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	500,000	528,125

Computer Storage & Peripherals–0.06%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	450,000	500,063

Construction & Engineering–0.39%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	190,000	202,563
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	500,000	532,500
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	640,000	686,400
URS Corp., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/22(b)	2,070,000	2,087,721
		3,509,184

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–0.22%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	$281,000	$283,810
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	110,000	130,075
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	385,000	387,887
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	235,000	237,938
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	200,000	226,500
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	425,000	437,750
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	80,000	83,000
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	30,000	32,025
Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	114,000	117,420
		1,936,405

Construction Materials–0.14%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	197,778
7.25%, 01/15/21(b)	200,000	203,933
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	650,000	718,250
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	122,000	125,050
		1,245,011

Consumer Finance–0.79%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	1,050,000	1,233,750
8.00%, 03/15/20	240,000	288,600
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	2,000,000	2,002,484
SLM Corp., Sr. Unsec. Medium- Term Global Notes, 6.25%, 01/25/16	3,290,000	3,584,856
		7,109,690

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Data Processing & Outsourced Services–0.39%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	$1,460,000	$1,422,491
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	630,000	685,912
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	720,000	768,600
Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	215,000	231,663
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	163,000	192,340
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	110,000	114,125
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	150,000	139,125
		3,554,256

Distillers & Vintners–0.30%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(f)	199,320	186,908
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	320,000	371,200
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	1,990,000	2,131,787
		2,689,895

Diversified Banks–6.31%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	1,350,000	1,385,932
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	460,000	474,231
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,976,070
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	813,475
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,358,456
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	3,200,000	3,232,748
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,602,909
4.50%, 10/30/15(b)	4,015,000	4,240,423
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	3,245,000	3,440,132
HSBC Finance Corp., Unsec. Sub. Global Notes, 6.68%, 01/15/21	1,982,000	2,316,662
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	2,070,000	2,138,762

	Principal Amount	Value

Diversified Banks–(continued)

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	$1,650,000	$1,716,056
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(b)	1,425,000	1,513,118
Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,580,469
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	4,560,000	4,580,632
Lloyds Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	5,376,896
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	2,045,000	2,004,243
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (b)(d)	760,000	1,005,807
Royal Bank of Scotland Group PLC (The) (United
Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	443,426
Unsec. Sub. Notes, 6.13%, 12/15/22	235,000	240,558
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	267,000	312,327
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	2,998,733
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	775,819
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	610,000	634,495
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,405,000	1,378,284
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,456,540
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	7,865,000	7,811,694
		56,808,897

Diversified Capital Markets–1.06%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	6,785,000	7,256,054
UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	1,973,000	2,291,757
		9,547,811

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Metals & Mining–3.22%

BHP Billiton Finance USA Ltd. (Australia),
Sr. Unsec. Gtd. Global Notes, 5.00%, 09/30/43	$3,307,000	$3,347,617
6.50%, 04/01/19	5,000,000	6,072,558
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	185,000	200,725
8.25%, 11/01/19(b)	580,000	651,050
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 2.50%, 01/15/19(b)	4,734,000	4,542,512
4.13%, 05/30/23(b)	5,237,000	4,871,094
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	190,000	200,925
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	1,000,000	1,257,707
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	3,350,000	3,285,620
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	3,195,000	2,591,570
5.38%, 04/16/20	885,000	956,822
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	300,000	289,118
9.50%, 07/18/18(b)	200,000	222,427
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	246,000	258,915
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	142,000	121,055
9.88%, 12/15/20	120,000	107,400
		28,977,115

Diversified Real Estate Activities–0.01%

Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	75,000	74,986

Drug Retail–0.69%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	3,456,649	3,798,629
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,261,113	2,433,292
		6,231,921

Electric Utilities–0.68%

Entergy Gulf States Louisiana LLC, Sr. Sec. First Mortgage Bonds, 5.59%, 10/01/24	2,425,000	2,753,793
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	250,000	0
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	1,599,000	1,392,101

	Principal Amount	Value

Electric Utilities–(continued)

System Energy Resources Inc., Sr. Sec. First Mortgage Bonds, 4.10%, 04/01/23	$1,950,000	$1,946,723
		6,092,617

Electrical Components & Equipment–0.02%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	205,000	202,438

Electronic Manufacturing Services–0.05%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	435,000	465,450

Environmental & Facilities Services–0.01%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	110,000	111,375
5.25%, 08/01/20	11,000	11,303
		122,678

Forest Products–0.03%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	226,000	237,300

Gas Utilities–0.22%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	280,000	305,200
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	690,000	706,387
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	100,000	102,375
Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Global Notes, 7.38%, 08/01/21	140,000	151,900
Sr. Unsec. Notes, 7.38%, 03/15/20	625,000	671,875
		1,937,737

General Merchandise Stores–0.54%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,920,000	2,866,662
3.25%, 04/15/23	2,150,000	1,977,216
		4,843,878

Gold–1.27%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	3,000,000	2,595,009
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	200,000	199,040
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,645,000	4,841,464

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Gold–(continued)

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	$2,860,000	$2,600,387
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	1,545,000	1,152,695
		11,388,595

Health Care Equipment–0.11%

Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	179,000	190,635
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	502,000	524,590
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	265,000	279,575
		994,800

Health Care Facilities–0.28%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/21(b)	39,000	39,878
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/19	310,000	338,675
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	445,000	468,363
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	170,000	177,225
Health Management Associates Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 01/15/20	193,000	217,125
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	119,000	120,041
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	144,000	151,020
Sr. Unsec. Global Notes, 8.00%, 08/01/20	690,000	756,412
8.13%, 04/01/22	204,000	222,870
		2,491,609

Health Care Services–0.12%

Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	775,000	789,446
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	260,000	280,800
		1,070,246

Homebuilding–0.96%

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	305,000	323,300
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	158,000	166,295
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	143,000	148,363

	Principal Amount	Value

Homebuilding–(continued)

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	$158,000	$147,730
6.95%, 06/01/18	305,000	341,219
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	330,000	358,050
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	7,715,000	6,777,552
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	129,000	124,001
Taylor Morrison Communities Inc./Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	247,000	271,700
		8,658,210

Hotels, Resorts & Cruise Lines–0.47%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	2,770,000	2,785,784
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	1,110,000	1,123,875
7.50%, 10/15/27	305,000	328,637
		4,238,296

Household Products–0.05%

Reynolds Group Holdings Inc./Reynolds Group Issuer LLC,
Sr. Sec. Gtd. Global Notes,
5.75%, 10/15/20	250,000	256,875
7.13%, 04/15/19	170,000	182,325
		439,200

Independent Power Producers & Energy Traders–0.05%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	163,000	184,597
8.00%, 10/15/17	46,000	54,280
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	145,000	166,025
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	55,973	59,121
		464,023

Industrial Conglomerates–1.39%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,275,662
Hutchison Whampoa International Ltd. (Hong Kong),
Sr. Unsec. Gtd. Notes,
4.63%, 09/11/15(b)	2,465,000	2,616,522
5.75%, 09/11/19(b)	1,180,000	1,349,519
7.63%, 04/09/19(b)	1,840,000	2,260,779
Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	4,330,000	4,595,213
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	393,000	403,316
		12,501,011

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Industrial Machinery–0.81%

CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	$242,000	$238,370
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	1,255,000	1,331,686
Stanley Black & Decker Inc., Jr. Unsec. Sub. Global Notes, 5.75%, 12/15/53	5,445,000	5,690,025
		7,260,081

Industrial REIT’s–0.26%

ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	2,339,000	2,344,178

Insurance Brokers–0.18%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,657,905

Integrated Oil & Gas–0.68%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	1,010,000	1,090,800
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	4,610,000	5,000,028
		6,090,828

Integrated Telecommunication Services–4.40%

AT&T Inc., Sr. Unsec. Global Notes, 0.80%, 12/01/15	1,500,000	1,500,604
1.70%, 06/01/17	2,340,000	2,349,718
2.95%, 05/15/16	1,555,000	1,625,992
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	370,000	380,175
Deutsche Telekom International Finance B.V. (Germany),
Sr. Unsec. Gtd. Global Bonds,
8.75%, 06/15/30	1,735,000	2,460,845
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,086,607
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	1,685,000	1,767,078
4.75%, 02/16/21(b)	550,000	583,993
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	3,778,525
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,142,465
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	380,000	346,077
5.15%, 09/15/23	5,380,000	5,749,970
6.40%, 09/15/33	7,400,000	8,252,906
6.40%, 02/15/38	1,915,000	2,132,679
6.55%, 09/15/43	4,805,000	5,461,822
		39,619,456

	Principal Amount	Value

Internet Software & Services–0.55%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	$2,875,000	$2,887,308
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	119,000	117,215
7.00%, 07/15/21	1,770,000	1,947,000
		4,951,523

Investment Banking & Brokerage–4.68%

Charles Schwab Corp. (The), Series A, Jr.
Unsec. Sub. Notes, 7.00% (d)	4,840,000	5,372,400
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	490,000	540,292
5.75%, 01/24/22	3,600,000	4,068,137
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,675,000	5,227,560
Lazard Group LLC, Sr. Unsec. Notes, 4.25%, 11/14/20	1,695,000	1,696,569
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(b)	390,000	427,320
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	5,580,000	6,140,972
7.30%, 08/01/14(b)	1,565,000	1,630,147
7.63%, 08/13/19(b)	1,860,000	2,217,006
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	2,240,000	2,371,476
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	3,990,000	4,181,747
Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	5,210,000	5,030,723
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,544,640
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,669,080
		42,118,069

Leisure Facilities–0.03%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	175,000	172,375
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	110,000	117,425
		289,800

Life & Health Insurance–3.21%

MetLife Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,384,156
Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,128,217

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	$6,960,000	$7,519,143
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,792,821
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	2,070,250
Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	1,270,000	1,584,411
Series C, Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	1,500,000	1,576,372
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,146,615
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	1,420,000	1,728,873
		28,930,858

Managed Health Care–0.51%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	1,990,732
WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	113,000	116,672
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	2,500,000	2,521,908
		4,629,312

Marine–0.05%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	425,000	431,370

Movies & Entertainment–1.21%

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	310,000	332,475
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	590,000	640,150
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	345,000	345,000
Viacom Inc., Sr. Unsec. Global Notes, 4.25%, 09/01/23	4,790,000	4,834,906
5.85%, 09/01/43	4,500,000	4,701,272
		10,853,803

Multi-Line Insurance–1.41%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,468,378
American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,642,275
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	2,345,000	2,400,067

	Principal Amount	Value

Multi-Line Insurance–(continued)

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	$173,000	$201,761
		12,712,481

Multi-Sector Holdings–0.26%

MidAmerican Energy Co., Sr. Sec. First Mortgage Bonds, 3.70%, 09/15/23	2,349,000	2,366,921

Multi-Utilities–0.59%

Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	2,700,000	2,868,129
Dominion Gas Holdings LLC, Sr. Unsec. Notes, 3.55%, 11/01/23(b)	2,450,000	2,407,421
		5,275,550

Office REIT’s–0.50%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,488,800

Office Services & Supplies–0.86%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	18,000	19,530
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	6,970,000	7,710,604
		7,730,134

Oil & Gas Drilling–0.10%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	80,000	86,100
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	195,000	205,725
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	440,000	471,900
6.63%, 11/15/20	164,000	176,095
		939,820

Oil & Gas Equipment & Services–0.45%

Basic Energy Services, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 02/15/19	316,000	330,220
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	1,812,000	1,925,250
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	679,000	690,882
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	581,000	580,274
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	445,000	451,675
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	85,000	87,338
		4,065,639

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–1.60%

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	$201,000	$211,553
Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	420,000	427,350
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	140,000	142,800
6.75%, 11/01/20	183,000	190,320
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	627,000	667,755
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	270,000	293,625
8.25%, 09/01/21	525,000	578,812
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	146,250
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	475,000	532,594
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	555,000	588,300
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	1,380,000	1,422,922
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	3,857,814
Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	565,000	593,250
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	328,000	333,740
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	671,000	657,580
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	513,000	524,542
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	77,000	77,481
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	35,000	38,238
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	436,000	457,800
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	192,000	198,240
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	120,000	113,100
Sr. Unsec. Notes, 5.38%, 10/01/22	154,000	149,380
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	50,000	49,375
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	190,000	191,900
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	188,000	188,940

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	$713,000	$750,432
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	210,000	227,325
6.63%, 02/15/19	175,000	186,813
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	344,000	358,620
5.75%, 03/15/21(b)	243,000	253,327
		14,410,178

Oil & Gas Refining & Marketing–0.18%

CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Global Notes, 6.50%, 11/01/22	607,000	602,447
Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	895,000	1,000,537
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	15,000	14,738
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	37,000	41,671
		1,659,393

Oil & Gas Storage & Transportation–2.65%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	435,000	467,625
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	290,000	305,587
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	449,000	459,664
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	392,000	405,720
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	1,530,000	1,325,890
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	447,000	511,815
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	2,685,000	2,772,698
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,980,000	4,566,946
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Notes, 4.15%, 02/01/24	3,326,000	3,257,983
5.00%, 03/01/43	6,263,000	5,809,105
MarkWest Energy Partners L.P./MarkWest Energy Finance
Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	130,000	132,925
6.50%, 08/15/21	289,000	313,565
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	499,000	508,980

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Penn Virginia Resource Partners L.P./Penn Virginia
Resource Finance Corp. II, Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/20	$190,000	$211,137
Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	238,000	247,520
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	95,000	99,513
Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	109,000	117,448
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	175,000	172,812
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,214,784
Targa Resources Partners L.P./Targa Resources Partners
Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	56,000	59,920
6.88%, 02/01/21	465,000	504,525
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	200,725
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	110,000	113,575
6.13%, 10/15/21	95,000	98,563
		23,879,025

Other Diversified Financial Services–6.42%

Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	1,860,000	2,112,391
Citigroup Inc., Sr. Unsec. Global Notes, 8.50%, 05/22/19	2,315,000	3,014,756
Unsec. Sub. Global Notes, 3.50%, 05/15/23	4,270,000	3,964,139
4.05%, 07/30/22	2,515,000	2,501,059
5.50%, 09/13/25	7,200,000	7,621,319
Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	2,785,000	2,610,937
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,479,442
ING US Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	5,995,000	5,845,125
Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	8,315,000	8,411,321
5.50%, 07/15/22	775,000	849,524
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	600,000	621,000
JPMorgan Chase & Co., Series Q, Jr. Unsec. Sub. Global Notes, 5.15% (d)	3,385,000	3,050,731
Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	5,560,000	5,379,300

	Principal Amount	Value

Other Diversified Financial Services–(continued)

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	$5,310,000	$6,345,527
Unsec. Sub. Global Notes, 7.75%, 05/14/38	2,850,000	3,653,407
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	295,000	314,175
		57,774,153

Packaged Foods & Meats–0.74%

JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	135,000	141,412
Mondelez International Inc., Sr. Unsec. Global Notes, 6.88%, 02/01/38	1,030,000	1,238,226
Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	4,583,247
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	273,000	289,380
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	41,000	42,128
Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	82,000	85,895
5.88%, 08/01/21(b)	82,000	84,460
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	230,000	236,900
		6,701,648

Paper Packaging–0.71%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	48,000	49,200
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	4,810,000	4,878,433
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	1,550,000	1,507,697
		6,435,330

Paper Products–0.79%

Domtar Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/44	6,565,000	6,660,924
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	64,000	62,400
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	402,000	407,025
		7,130,349

Personal Products–0.68%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	442,000	459,795
Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	3,530,000	3,527,148

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Personal Products–(continued)

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	$2,575,000	$2,146,363
		6,133,306

Pharmaceuticals–2.14%

AbbVie Inc., Sr. Unsec. Global Notes, 4.40%, 11/06/42	2,806,000	2,585,867
Bristol-Meyers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	2,432,000	3,099,294
Mylan Inc., Sr. Unsec. Notes, 4.20%, 11/29/23	2,345,000	2,342,850
Perrigo Co. Ltd., Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	2,370,000	2,367,750
5.30%, 11/15/43(b)	1,770,000	1,780,361
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	145,000	146,631
6.38%, 10/15/20(b)	500,000	530,000
6.75%, 08/15/21(b)	82,000	87,125
Sr. Unsec. Notes, 6.75%, 08/15/18(b)	170,000	188,275
7.50%, 07/15/21(b)	170,000	188,700
Zoetis Inc., Sr. Unsec. Global Notes, 3.25%, 02/01/23	2,130,000	2,009,796
4.70%, 02/01/43	4,215,000	3,923,685
		19,250,334

Property & Casualty Insurance–2.39%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	5,775,000	5,883,281
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,836,166
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	3,200,000	3,163,856
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,930,929
XLIT Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 5.25%, 09/15/14	2,640,000	2,732,898
		21,547,130

Real Estate Services–0.02%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	155,000	166,238

Regional Banks–1.62%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,500,000	1,605,718
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,083,133
Unsec. Sub. Notes, 4.30%, 01/16/24	2,730,000	2,709,523
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,519,980
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	4,155,141

	Principal Amount	Value

Regional Banks–(continued)

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	$250,000	$262,605
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	170,000	192,950
Unsec. Sub. Global Notes, 5.13%, 06/15/17	635,000	653,256
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (d)	405,000	363,487
		14,545,793

Reinsurance–0.31%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	2,665,000	2,764,439

Research & Consulting Services–0.74%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/22	2,000,000	2,045,000
6.75%, 10/01/20	285,000	305,662
Novant Health, Inc., Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	3,750,000	4,272,929
		6,623,591

Residential REIT’s–0.38%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	3,600,000	3,447,462

Restaurants–1.09%

Brinker International Inc., Sr. Unsec. Global Notes, 3.88%, 05/15/23	2,580,000	2,383,469
Starbucks Corp., Sr. Unsec. Global Notes, 3.85%, 10/01/23	7,338,000	7,426,686
		9,810,155

Retail REIT’s–1.03%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	3,965,000	3,938,497
Simon Property Group L.P., Sr. Unsec. Global Notes, 2.75%, 02/01/23	1,040,000	970,652
Sr. Unsec. Notes, 4.75%, 03/15/42	2,555,000	2,523,247
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,798,311
		9,230,707

Security & Alarm Services–0.03%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	236,000	247,800

Semiconductor Equipment–0.09%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	670,000	690,100
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	140,000	148,750
		838,850

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Semiconductors–0.07%

NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	$600,000	$624,000

Specialized Finance–2.94%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	40,000	43,200
7.63%, 04/15/20	1,325,000	1,498,906
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	1,150,000	1,144,250
5.25%, 03/15/18	435,000	469,800
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	320,000	346,400
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	2,145,000	2,264,368
International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	2,070,000	2,154,094
5.88%, 04/01/19	3,965,000	4,284,678
5.88%, 08/15/22	420,000	432,863
8.75%, 03/15/17	395,000	464,717
Sr. Unsec. Notes, 8.25%, 12/15/20	1,180,000	1,401,250
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	7,463,000	7,506,416
Sr. Unsec. Notes, 5.50%, 09/01/20	1,710,000	1,868,462
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,567,290
		26,446,694

Specialized REIT’s–2.40%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	2,300,000	2,110,490
4.63%, 04/01/15	2,415,000	2,533,865
Sr. Unsec. Notes, 4.50%, 01/15/18	2,455,000	2,649,028
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,572,020
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	2,095,000	2,089,680
Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,158,724
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	205,000	220,888
RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/15/21	385,000	379,225
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,253,906

	Principal Amount	Value

Specialized REIT’s–(continued)

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	$1,750,000	$1,736,903
4.25%, 03/01/22	900,000	913,641
		21,618,370

Specialty Chemicals–0.09%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	173,000	176,028
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	50,000	48,750
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	236,000	251,930
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	380,000	372,400
		849,108

Specialty Stores–0.09%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	350,000	379,750
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	188,000	187,530
Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	223,000	232,756
		800,036

Steel–1.30%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	2,000,000	2,536,684
Sr. Unsec. Global Notes, 5.00%, 02/25/17	900,000	964,122
5.75%, 08/05/20	57,000	60,301
6.13%, 06/01/18	760,000	831,438
6.75%, 02/25/22	95,000	103,442
7.25%, 03/01/41	905,000	863,588
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	295,000	319,337
6.38%, 08/15/22	700,000	764,750
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	472,000	495,600
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	170,000	180,625
Sr. Unsec. Notes, 7.00%, 02/01/18	225,000	244,125
7.38%, 04/01/20	130,000	138,450
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	655,000	666,931
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,000,000	3,544,211
		11,713,604

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	$50,000	$52,500

Tires & Rubber–0.03%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	196,100
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	80,000	85,200
		281,300

Tobacco–1.23%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	3,905,000	4,202,586
9.70%, 11/10/18	818,000	1,093,453
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	3,080,000	3,031,495
4.88%, 11/15/43	2,730,000	2,706,279
		11,033,813

Trading Companies & Distributors–0.04%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 09/01/22	69,000	75,727
United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	25,000	26,938
Sr. Unsec. Global Notes, 8.25%, 02/01/21	135,000	154,069
WESCO Distribution, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 12/15/21(b)	79,000	79,790
		336,524

Trucking–0.14%

Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	250,000	273,750
9.75%, 03/15/20	165,000	193,875
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	450,000	487,125
7.38%, 01/15/21	238,000	262,395
		1,217,145

Wireless Telecommunication Services–2.15%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	1,955,000	1,642,897
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	2,435,497
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	810,000	930,487
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	5,989,059

	Principal Amount	Value

Wireless Telecommunication Services– (continued)

Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	$400,000	$390,000
7.00%, 02/15/20(b)	200,000	204,000
eAccess Ltd. (Japan), Sr. Unsec. Gtd.
Notes, 8.25%, 04/01/18(b)	225,000	248,625
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	1,250,000	1,306,250
6.63%, 11/15/20	485,000	516,525
6.63%, 04/01/23(b)	250,000	259,375
Rogers Communications Inc. (Canada), Sr.
Unsec. Gtd. Global Notes, 4.50%,
03/15/43	1,565,000	1,364,943
SBA Communications Corp., Sr. Unsec.
Global Notes, 5.63%, 10/01/19	245,000	253,269
Sprint Capital Corp., Sr. Unsec. Gtd.
Global Notes, 6.90%, 05/01/19	380,000	414,200
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	777,000	775,058
11.50%, 11/15/21	80,000	105,400
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	285,000	318,488
9.00%, 11/15/18(b)	215,000	260,956
Sprint Corp., Sr. Unsec. Gtd. Notes,
7.88%, 09/15/23(b)	122,000	133,285
T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/24	193,000	196,378
6.54%, 04/28/20	73,000	77,380
6.63%, 04/28/21	18,000	18,990
Vimpel Communications via VIP Finance
Ireland Ltd. OJSC (Russia), REGS, Sr.
Unsec. Euro Loan Participation Notes,
7.75%, 02/02/21(b)	400,000	432,000
Wind Acquisition Finance S.A. (Italy),
Sec. Gtd. Notes, 11.75%, 07/15/17(b)	830,000	887,062
Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	210,125
		19,370,249
Total U.S. Dollar Denominated Bonds and Notes
(Cost $771,819,637)		804,078,480

	Shares

Preferred Stocks–3.23%

Consumer Finance–0.00%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	36	34,775

Diversified Banks–1.09%

CoBank ACB, Series F, 6.25% Pfd.(b)	55,000	5,450,159
Royal Bank of Scotland Group PLC
(The) (United Kingdom), Series T,
7.25% Pfd.	13,371	329,461

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co., 5.85% Pfd.	167,000	$4,044,740
		9,824,360

Investment Banking & Brokerage–1.09%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	$2,771,840
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,036,148
		9,807,988

Multi-Line Insurance–0.06%

Hartford Financial Services Group Inc. (The), 7.88% Pfd.	18,470	536,184

Office REIT’s–0.01%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	2,960	72,609

Other Diversified Financial Services–0.53%

Citigroup Inc., Series K, 6.88% Pfd.	190,000	4,773,275

Regional Banks–0.27%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	$2,430,100

Reinsurance–0.16%

Reinsurance Group of America, Inc., 6.20% Pfd.	56,000	1,407,280

Tires & Rubber–0.02%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,460	154,783
Total Preferred Stocks (Cost $28,819,046)		29,041,354

	Principal Amount

U.S. Treasury Securities–1.99%

U.S. Treasury Bills–0.17%

0.08%, 05/01/14(g)(h)	$500,000	499,812
0.09%, 05/01/14(g)(h)	125,000	124,953
0.11%, 05/01/14(g)(h)	925,000	924,653
		1,549,418

U.S. Treasury Notes–1.82%

1.25% , 10/31/18	515,000	512,808
1.75% , 10/21/20	1,955,000	1,914,071
2.75% , 11/15/23	102,000	102,054
3.63% , 08/15/43	14,359,000	13,877,485
		16,406,418
Total U.S. Treasury Securities (Cost $17,918,992)		17,955,836

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–0.61%(i)

Apparel, Accessories & Luxury Goods–0.01%

Takko Luxembourg 2 S.C.A. (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	100,000	$137,694

Auto Parts & Equipment–0.02%

GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(b)	EUR	106,000	147,792

Cable & Satellite–0.02%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	100,000	147,918

Casinos & Gaming–0.11%

Codere Finance Luxembourg S.A. (Spain),
Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	76,082
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	290,000	220,637
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	200,000	353,462
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	350,000	343,379
			993,560

Construction Materials–0.02%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	147,238

Food Distributors–0.08%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	400,000	702,016

Hotels, Resorts & Cruise Lines–0.05%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	140,000	205,167
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	170,000	301,486
			506,653

Independent Power Producers & Energy Traders–0.02%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	174,277

Leisure Facilities–0.05%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	305,000	438,199

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount		Value

Metal & Glass Containers–0.02%

Greif Luxembourg Finance SCA, (United States), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	100,000	$159,126

Multi-Sector Holdings–0.05%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	145,000	219,159
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	205,573
			424,732

Other Diversified Financial Services–0.13%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	100,000	142,042
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	200,000	284,083
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	210,000	395,190
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	371,463
			1,192,778

Research & Consulting Services–0.02%

La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Euro Bonds, 7.25%, 01/15/20(b)	EUR	110,000	155,316

Wireless Telecommunication Services–0.01%

Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	139,596
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,281,864)			5,466,895

Municipal Obligations–0.53%

Florida Development Finance Corp. (Palm Bay Academy Inc.);
Series 2006 B, Taxable RB, 7.50%, 05/15/17(e)		$485,000	290,908
Series 2007 B, Taxable RB, 9.00%, 05/15/18(e)		535,000	320,898
Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20		2,525,000	2,412,562

	Principal Amount	Value

Municipal Obligations–(continued)

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	$1,485,000	$1,614,625
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.);
Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(e)	330,000	98,865
Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13(e)	220,000	65,910
Total Municipal Obligations (Cost $5,582,014)		4,803,768

Asset-Backed Securities–0.24%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(c)	569,066	578,136
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(c)	1,604,685	1,623,433
Total Asset-Backed Securities (Cost $1,947,032)		2,201,569

	Shares

Common Stocks & Other Equity Interests–0.03%

Broadcasting–0.00%

Adelphia Communications Corp. (j)	8,850	6,903
Adelphia Recovery Trust -Series ACC-1 (j)	859,558	1,719
		8,622

Integrated Telecommunication Services–0.02%

Largo Ltd. -Class A (Luxembourg)(k)	13,363	15,522
Largo Ltd. -Class B (Luxembourg)(k)	120,270	139,706
		155,228

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11- 08/29/11; Cost $184,688)(b)(l)	860	73,100
Total Common Stocks & Other Equity Interests (Cost $912,796)		236,950

Money Market Funds–3.57%

Liquid Assets Portfolio –Institutional Class (m)	16,078,340	16,078,340
Premier Portfolio –Institutional Class (m)	16,078,339	16,078,339
Total Money Market Funds (Cost $32,156,679)		32,156,679
TOTAL INVESTMENTS–99.53% (Cost $864,438,060)		895,941,531
OTHER ASSETS LESS LIABILITIES–0.47%		4,214,664
NET ASSETS–100.00%		$900,156,195

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Investment Abbreviations:

CAD	—Canadian Dollar

Conv.	—Convertible

Ctfs.	—Certificates

Deb.	—Debentures

EUR	—Euro

GBP	—British Pound

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

PIK	—Payment in Kind

RB	—Revenue Bonds

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $198,259,562, which represented 22.03% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	Perpetual bond with no specified maturity date.

(e)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $798,781, which represented less than 1% of the Fund’s Net Assets.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	Non-income producing security.

(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized

Invesco Corporate Bond Fund

E.	Foreign Currency Contracts – (continued)

gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a

Invesco Corporate Bond Fund

G.	Swap Agreements – (continued)

master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Corporate Bond Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$43,905,395	$17,529,588	$--	$61,434,983
U.S. Treasury Securities	--	17,955,836	--	17,955,836
Corporate Debt Securities	--	804,078,480	0	804,078,480
Foreign Debt Securities	--	5,466,895	--	5,466,895
Asset-Backed Securities	--	2,201,569	--	2,201,569
Municipal Obligations	--	4,803,768	--	4,803,768
	$43,905,395	$852,036,136	$0	$895,941,531
Foreign Currency Contracts*	--	(186,768)	--	(186,768)
Futures*	92,762	--	--	92,762
Swap Agreements*	--	(766,807)	--	(766,807)
Total Investments	$43,998,157	$851,082,561	$0	$895,080,718

  * Unrealized appreciation (depreciation).

  NOTE 3 -- Derivative Investments

  Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk
Swap agreements (a)	$--	$(766,807)
Currency risk
Foreign currency contracts (a)	5,957	(192,725)
Interest rate risk
Futures contracts (a)	112,815	(20,053)
Total	$118,772	$(979,585)
(a)	Includes cumulative appreciation (depreciation) of swap agreements, foreign currency contracts and futures contract.

  Effect of Derivative Investments for the nine months ended November 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$--	$--	$ (201,902)
Currency risk	--	75,255	--
Interest rate risk	$ 2,572,458	--	--
Change in Unrealized Appreciation (Depreciation)
Credit risk	$--	$--	$(36,778)
Currency risk	--	(267,358)	--
Interest rate risk	122,104	--	--
Total	$2,694,562	$(192,103)	$(238,680)

* The average notional value of futures contracts, foreign currency contracts and swap agreements outstanding during the period was $177,922,932, $3,836,179 and $10,750,000, respectively.

Invesco Corporate Bond Fund

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Notes	Long	791	March-2014	$95,649,203	$112,815
U.S. Ultra Bond	Short	20	March-2014	(2,782,500)	(15,355)
U.S. 10 Year Treasury Notes	Short	779	March-2014	(97,667,125)	(4,698)
Total Futures Contracts– Interest Rate Risk					$92,762

Open Foreign Currency Contracts at Period-End
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/09/13	Morgan Stanley & Co., Inc.	EUR	1,492,000	USD	1,979,213	$2,027,000	$(47,787)
12/09/13	Citibank Capital	EUR	108,120	USD	145,201	146,890	(1,689)
12/09/13	Citibank Capital	USD	138,159	EUR	102,268	138,940	781
12/09/13	RBC Dain Rauscher	GBP	1,314,000	USD	2,013,048	2,150,096	(137,048)
12/09/13	RBC Dain Rauscher	USD	246,377	GBP	153,733	251,553	5,176
01/13/14	Morgan Stanley & Co., Inc.	GBP	55,517	USD	88,999	90,820	(1,821)
01/13/14	Morgan Stanley & Co., Inc.	GBP	133,541	USD	214,080	218,460	(4,380)
Total open foreign currency contracts							$(186,768)

  Currency Abbreviations:

  EUR -- Euro

  GBP -- British Pound Sterling

  USD -- U.S. Dollar

Open Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.57%	$10,750,000	$603,301	$(766,807)
(a)	Implied credit spreads represent the current level as of November 30, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Corporate Bond Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $796,087,744 and $904,279,818, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $456,989,099 and $480,514,137, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$43,908,062
Aggregate unrealized (depreciation) of investment securities	(15,180,244)
Net unrealized appreciation of investment securities	$28,727,818

 Cost of investments for tax purposes is $867,213,713.

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	GRE-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.77%

Australia–6.68%

Dexus Property Group	13,953,398	$13,245,374
Federation Centres Ltd.	5,113,282	11,075,563
Goodman Group	2,263,840	9,971,953
Stockland	3,885,676	13,614,962
Westfield Group	1,933,727	18,302,803
Westfield Retail Trust	9,313,173	25,851,552
		92,062,207

Austria–0.29%

Conwert Immobilien Invest S.E.	317,075	4,026,914

Canada–3.86%

Allied Properties REIT	512,292	15,697,560
Calloway REIT	200,600	4,774,303
Canadian Apartment Properties REIT	697,485	13,547,987
Canadian REIT	286,400	11,479,179
Chartwell Retirement Residences	453,377	4,275,209
H&R REIT	171,200	3,451,067
		53,225,305

China–1.18%

China Overseas Land & Investment Ltd.	896,000	2,798,951
Guangzhou R&F Properties Co. Ltd. -Class H	1,367,600	2,198,010
Shimao Property Holdings Ltd.	4,478,500	11,253,667
		16,250,628

Finland–0.37%

Sponda Oyj	1,022,769	5,048,916

France–3.73%

Gecina S.A.	48,307	6,345,098
Klepierre	110,685	5,134,110
Mercialys S.A.	159,807	3,408,687
Unibail-Rodamco S.E.	139,603	36,500,959
		51,388,854

Germany–2.19%

Deutsche Wohnen AG (a)	455,813	8,936,021
Deutsche Wohnen AG	320,705	6,446,326
GAGFAH S.A. (a)	416,288	6,033,148
LEG Immobilien AG	151,128	8,685,142
		30,100,637

Hong Kong–7.98%

Henderson Land Development Co. Ltd.	3,618,500	21,126,425
Hongkong Land Holdings Ltd.	2,706,000	15,992,460
Hysan Development Co. Ltd.	2,465,000	11,446,483
Link REIT (The)	3,702,000	18,196,353
New World Development Co. Ltd.	6,835,000	9,257,626

	Shares	Value

Hong Kong–(continued)

New World Development Co. Ltd. -Rts.(a)	85,437	$0
Sun Hung Kai Properties Ltd.	1,008,000	12,989,129
Swire Properties Ltd.	177,200	476,014
Wharf Holdings Ltd. (The)	2,468,000	20,517,323
		110,001,813

Japan–14.74%

Activia Properties, Inc.	798	6,176,808
AEON REIT Investment Corp. (a)	339	378,873
Frontier Real Estate Investment Corp.	504	4,712,855
Hulic Co., Ltd.	544,400	9,575,489
Industrial & Infrastructure Fund Investment Corp.	826	7,256,223
Japan Prime Realty Investment Corp.	2,709	9,069,663
Japan Real Estate Investment Corp.	744	7,857,570
Japan Retail Fund Investment Corp.	1,738	3,426,803
Kenedix Realty Investment Corp.	1,754	8,166,501
Mitsubishi Estate Co. Ltd.	1,516,000	42,083,982
Mitsui Fudosan Co., Ltd.	1,693,000	57,424,841
Mori Hills REIT Investment Corp.	748	5,110,786
Nippon Prologis REIT Inc.	626	6,049,195
Sumitomo Realty & Development Co., Ltd.	670,000	31,819,064
United Urban Investment Corp.	2,745	3,935,974
		203,044,627

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	9,888,325	0

Norway–0.20%

Norwegian Property ASA	2,196,800	2,724,713

Singapore–4.15%

Ascendas REIT	3,181,000	5,627,845
CapitaLand Ltd.	4,175,500	10,068,861
CapitaMall Trust	6,720,000	10,416,321
CapitaMalls Asia Ltd.	5,994,000	9,756,053
CDL Hospitality Trusts	1,636,000	2,118,665
Global Logistic Properties Ltd.	4,509,000	10,611,972
Keppel Land Ltd.	1,895,000	5,315,907
Suntec REIT	2,575,000	3,201,307
		57,116,931

Sweden–1.19%

Castellum AB	604,694	9,140,380
Fabege AB	260,504	2,993,712
Wihlborgs Fastigheter AB	244,329	4,221,684
		16,355,776

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

United Kingdom–5.67%

Big Yellow Group PLC	513,109	$4,020,252
British Land Co. PLC	1,489,442	14,865,922
Derwent London PLC	134,478	5,332,049
Great Portland Estates PLC	1,398,137	13,300,132
Hammerson PLC	1,253,528	10,447,235
Land Securities Group PLC	1,238,764	19,318,391
Shaftesbury PLC	543,799	5,474,605
Unite Group PLC	821,803	5,348,263
		78,106,849

United States–45.54%

Acadia Realty Trust	176,645	4,587,471
AvalonBay Communities, Inc.	366,572	43,460,776
Boston Properties, Inc.	352,244	35,044,755
Brixmor Property Group Inc. (a)	289,200	5,836,056
Brookdale Senior Living Inc. (a)	299,882	8,744,559
Brookfield Office Properties, Inc.	214,592	4,125,837
Cousins Properties, Inc.	594,400	6,366,024
CubeSmart	670,613	10,877,343
DDR Corp.	2,106,773	33,687,300
EastGroup Properties, Inc.	101,400	6,143,826
Empire State Realty Trust Inc. -Class A (a)	409,800	5,921,610
Essex Property Trust, Inc.	153,371	23,283,251
Federal Realty Investment Trust	107,900	11,169,808
General Growth Properties, Inc.	1,007,577	20,907,223
Health Care REIT, Inc.	698,552	39,111,926
Healthcare Realty Trust, Inc.	449,422	9,945,709
Healthcare Trust of America, Inc. -Class A	1,161,405	11,788,261
Host Hotels & Resorts Inc.	1,451,392	26,720,127
Hudson Pacific Properties Inc.	459,032	9,520,324
LaSalle Hotel Properties	386,500	12,105,180
Macerich Co. (The)	296,447	16,879,692
Mid-America Apartment Communities, Inc.	306,200	18,445,488
National Health Investors, Inc.	95,600	5,627,972
National Retail Properties Inc.	368,308	11,693,779
Pebblebrook Hotel Trust	127,055	3,853,578
Piedmont Office Realty Trust Inc. -Class A	948,010	15,528,404
Prologis, Inc.	1,116,584	42,352,031
Public Storage	195,677	29,879,878
Retail Opportunity Investments Corp.	617,138	8,991,701
RLJ Lodging Trust	389,400	9,400,116
Senior Housing Properties Trust	208,829	4,729,977
Simon Property Group, Inc.	482,862	72,356,871
SL Green Realty Corp.	359,025	32,480,992
UDR, Inc.	877,944	20,429,757
Ventas, Inc.	95,826	5,445,791
		627,443,393
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,177,367,650)		1,346,897,563

	Shares	Value

Money Market Funds–1.92%

Liquid Assets Portfolio –Institutional Class (c)	13,244,361	$13,244,361
Premier Portfolio –Institutional Class (c)	13,244,361	13,244,361
Total Money Market Funds (Cost $26,488,722)		26,488,722
TOTAL INVESTMENTS–99.69% (Cost $1,203,856,372)		1,373,386,285
OTHER ASSETS LESS LIABILITIES–0.31%		4,277,278
NET ASSETS–100.00%		$1,377,663,563

Investment Abbreviations:

REIT	—Real Estate Investment Trust
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2013 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Global Real Estate Fund

A	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Global Real Estate Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2013, there were transfers from Level 1 to Level 2 of $56,352,206 and from
Level 2 to Level 1 of $348,125,516, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$78,816,833	$13,245,374	$—	$92,062,207
Austria	4,026,914	—	—	4,026,914
Canada	53,225,305	—	—	53,225,305
China	2,198,010	14,052,618	—	16,250,628
Finland	—	5,048,916	—	5,048,916
France	46,254,744	5,134,110	—	51,388,854
Germany	24,067,489	6,033,148	—	30,100,637
Hong Kong	47,956,266	62,045,547	—	110,001,813
Japan	171,225,563	31,819,064	—	203,044,627
Malta	—	—	0	0
Norway	2,724,713	—	—	2,724,713
Singapore	26,680,045	30,436,886	—	57,116,931
Sweden	9,140,380	7,215,396	—	16,355,776
United Kingdom	34,018,955	44,087,894	—	78,106,849
United States	653,932,115	—	—	653,932,115
Total Investments	$1,154,267,332	$219,118,953	$0	$1,373,386,285

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $676,368,039 and $488,005,691, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$132,450,039
Aggregate unrealized (depreciation) of investment securities	(28,133,552)
Net unrealized appreciation of investment securities	$104,316,487
Cost of investments for tax purposes is $1,269,069,798.

Invesco Global Real Estate Fund

Invesco High Yield Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	HYI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–86.09%

Aerospace & Defense–2.38%

Alliant Techsystems Inc., Sr. Unsec. Notes, 5.25%, 10/01/21(b)	$2,905,000	$2,970,362
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	1,532,000	1,577,960
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	2,650,000	2,650,000
6.13%, 01/15/23(b)	1,089,000	1,089,000
7.75%, 03/15/20(b)	5,552,000	6,343,160
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	3,267,000	3,193,492
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	7,464,000	8,023,800
Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	4,481,000	4,884,290
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	3,703,000	3,707,629
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	1,093,000	1,084,803
7.50%, 07/15/21	3,342,000	3,609,360
		39,133,856

Agricultural Products–0.45%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	6,922,000	7,389,235

Airlines–2.15%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	3,035,000	2,951,841
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	4,705,427	4,975,989
Series 2013-2, Class B, Sr. Sec. Pass Through Ctfs., 5.60%, 07/15/20(b)	3,053,000	3,079,714
Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	204,433	217,210
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	1,756,930	1,929,329

	Principal Amount	Value

Airlines–(continued)

Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	$1,772,000	$1,856,170
UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	1,526,394	1,743,905
Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	1,790,013	2,019,358
Series 2007-1, Class B, Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	1,649,417	1,723,641
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	5,708,000	5,964,860
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	2,464,396	2,452,074
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	621,949	696,583
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	655,888	701,800
Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 5.38%, 11/15/21	1,585,000	1,569,150
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 04/23/22 (b)	3,350,000	3,461,942
		35,343,566

Alternative Carriers–1.57%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	3,501,000	3,851,100
11.88%, 02/01/19	4,568,000	5,321,720
Level 3 Financing Inc., Sr. Unsec. Gtd. Floating Rate Notes, 3.85%, 01/15/18(b)(c)	1,421,000	1,442,315
Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	6,296,000	6,720,980
8.13%, 07/01/19	2,559,000	2,814,900
8.63%, 07/15/20	1,398,000	1,579,740
9.38%, 04/01/19	3,058,000	3,440,250
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	600,000	612,000
		25,783,005

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Apparel Retail–0.95%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	$6,767,000	$7,071,515
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	1,585,000	1,630,569
8.50%, 06/15/19	2,840,000	3,429,300
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	740,000	815,850
7.00%, 05/01/20	345,000	389,850
Neiman Marcus Group LTD Inc., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	2,137,000	2,201,110
		15,538,194

Apparel, Accessories & Luxury Goods–0.52%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	5,949,000	6,529,028
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	1,181,000	1,117,521
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	816,000	832,320
		8,478,869

Application Software–0.27%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	4,563,000	4,357,665

Auto Parts & Equipment–0.95%

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 5.13%, 02/15/19	831,000	852,814
6.25%, 03/15/21	2,850,000	3,006,750
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	2,870,000	2,931,131
Schaeffler Finance B.V. (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	1,800,000	1,798,142
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	920,000	979,800
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	5,779,000	6,039,055
		15,607,692

	Principal Amount	Value

Biotechnology–0.00%

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	$1,500,000	$28,125

Broadcasting–0.66%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	1,298,000	1,336,940
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	617,000	646,307
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	225,000	233,438
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	4,137,000	4,374,877
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	2,979,000	3,072,094
Sinclair Television Group, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/21(b)	578,000	596,785
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	553,000	566,825
		10,827,266

Building Products–3.66%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	10,334,000	10,811,947
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	4,595,000	4,893,675
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	8,673,000	8,976,555
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	1,099,000	1,098,793
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	10,075,000	11,183,250
10.00%, 12/01/18	5,415,000	6,037,725
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	1,152,000	1,244,160
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	1,172,000	1,221,810
7.88%, 03/30/20(b)	5,158,000	5,699,590
Sr. Unsec. Notes, 9.75%, 01/15/18	7,540,000	8,878,350
		60,045,855

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Cable & Satellite–4.65%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	$3,540,000	$3,424,950
Cogeco Cable Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.88%, 05/01/20(b)	100,000	98,060
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	10,477,000	10,581,770
5.88%, 07/15/22	2,225,000	2,261,156
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	4,030,000	4,347,363
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	2,002,000	2,217,215
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/22	7,239,000	7,401,878
7.25%, 10/15/20	765,000	837,675
7.50%, 04/01/21	2,740,000	3,014,000
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	5,775,000	6,063,750
8.13%, 06/01/23(b)	6,210,000	6,551,550
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	4,945,000	5,390,050
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	6,985,000	7,596,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	5,235,000	5,680,608
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	7,327,000	7,748,302
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.38%, 04/15/23(b)	3,015,000	3,120,525
		76,335,040

Casinos & Gaming–3.41%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	7,008,000	7,656,240
9.13%, 12/01/18	1,290,000	1,406,100
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	2,825,000	2,387,125
Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	5,617,000	5,448,490
9.00%, 02/15/20	3,677,000	3,566,690
Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	4,832,000	4,819,920
Sr. Sec. Notes, 8.00%, 10/01/20(b)	3,482,000	3,542,935

	Principal Amount	Value

Casinos & Gaming–(continued)

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)(d)	$1,945,000	$1,079,475
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	1,806,000	1,751,820
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,728,703
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	3,080,000	3,257,100
6.75%, 10/01/20	169,000	182,098
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	10,777,000	12,070,240
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	4,140,000	4,512,600
Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(d)	27,634,000	0
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	2,402,000	2,391,491
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 7.75%, 08/15/20	175,000	196,000
		55,997,027

Coal & Consumable Fuels–1.11%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	1,446,000	1,511,070
8.25%, 04/01/20	7,515,000	8,210,137
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	2,349,000	2,507,558
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	5,606,000	5,942,360
		18,171,125

Commercial Printing–0.04%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 6.50%, 11/15/23	602,000	602,000

Communications Equipment–0.88%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	2,571,000	2,333,182
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	7,595,000	7,414,619
9.00%, 04/01/19(b)	4,499,000	4,633,970
		14,381,771

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Computer & Electronics Retail–0.35%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	$5,515,000	$5,825,219

Computer Storage & Peripherals–0.50%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	7,393,000	8,215,471

Construction & Engineering–1.51%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	3,125,000	3,331,623
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	8,210,000	8,743,650
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	11,835,000	12,693,037
		24,768,310

Construction & Farm Machinery & Heavy Trucks–1.59%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	4,089,000	4,129,890
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	6,244,000	6,290,830
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	4,170,000	4,222,125
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	3,020,000	3,420,150
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	4,768,000	4,911,040
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	883,000	916,112
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	500,000	533,750
Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	1,637,000	1,686,110
		26,110,007

Construction Materials–1.29%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	6,105,000	6,037,161
7.25%, 01/15/21(b)	1,786,000	1,821,125
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	1,457,000	1,526,208
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	8,983,000	9,926,215
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	1,793,000	1,837,825
		21,148,534

	Principal Amount	Value

Consumer Finance–0.79%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	$4,646,000	$5,459,050
8.00%, 03/15/20	6,261,000	7,528,852
		12,987,902

Data Processing & Outsourced Services–2.22%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	9,651,000	10,507,526
First Data Corp.,
Sec. Gtd. Notes, 8.25%, 01/15/21(b)	11,315,000	12,078,762
Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	2,102,000	2,264,905
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	4,810,000	5,675,800
Sr. Unsec. Gtd. Sub. Global Notes, 11.25%, 03/31/16	1,635,000	1,675,875
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	1,782,000	1,848,825
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	2,573,000	2,386,458
		36,438,151

Distillers & Vintners–0.24%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 8.00%, 04/30/18(e)	3,469,090	3,253,056
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	693,000	742,376
		3,995,432

Distributors–0.03%

American Builders & Contractors Supply Co. Inc., Sr. Unsec. Notes, 5.63%, 04/15/21(b)	495,000	504,900

Diversified Banks–0.45%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	2,788,000	2,853,938
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	3,871,000	4,528,156
		7,382,094

Diversified Chemicals–0.05%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	868,000	846,300

Diversified Metals & Mining–1.63%

FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	2,492,000	2,703,820
8.25%, 11/01/19(b)	7,449,000	8,361,502

See accompanying notes which are an integral part of this schedule.

Invesco HighYield Fund

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Vedanta Resources PLC (India),
Sr. Unsec. Notes, 6.00%, 01/31/19(b)	$2,880,000	$2,775,534
9.50%, 07/18/18(b)	5,030,000	5,594,034
Walter Energy, Inc.,
Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	3,575,000	3,0762,688
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	2,335,000	1,990,588
9.88%, 12/15/20	1,810,000	1,619,950
		26,808,116

Electric Utilities–0.00%

LSP Energy L.P./LSP Batesville Funding Corp.,
Series C,
Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14(d)	4,615,000	0
Series D,
Sr. Sec. Bonds, 8.16%, 07/15/25(d)	3,845,000	0
		0

Electrical Components & Equipment–0.20%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	3,300,000	3,258,750

Electronic Manufacturing Services–0.47%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	7,158,000	7,659,060

Environmental & Facilities Services–0.39%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 10/01/20(b)	1,863,000	1,970,123
Clean Harbors Inc.,
Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	910,000	921,375
5.25%, 08/01/20	1,074,000	1,103,535
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	2,230,000	2,402,825
		6,397,858

Forest Products–0.21%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	3,292,000	3,456,600
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(f)	89,275	54,904
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(d)(f)	515,000	2,575
		3,514,079

	Principal Amount	Value

Gas Utilities–1.24%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	$854,000	$930,860
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes, 6.50%, 05/01/21	8,508,000	8,710,065
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	1,461,000	1,495,699
Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Global Notes, 7.38%, 08/01/21	3,130,000	3,396,050
Sr. Unsec. Notes, 7.38%, 03/15/20	5,496,000	5,908,200
		20,440,874

Gold–0.20%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	3,260,000	3,244,352

Health Care Equipment–0.90%

Biomet Inc.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	2,592,000	2,760,480
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	7,219,000	7,543,855
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	4,312,000	4,549,160
		14,853,495

Health Care Facilities–1.66%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/21(b)	567,000	579,758
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	5,697,000	5,996,092
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	3,065,000	3,195,262
Health Management Associates Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 01/15/20	2,820,000	3,172,500
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	1,752,000	1,767,330
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 6.25%, 11/01/18	733,000	806,300
Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	1,993,000	2,090,159
Sr. Unsec. Global Notes, 6.75%, 02/01/20	3,253,000	3,366,855
8.00%, 08/01/20	2,878,000	3,155,008
8.13%, 04/01/22	2,826,000	3,087,405
		27,216,669

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Health Care Services–0.44%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	$1,980,000	$2,029,500
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	4,833,000	5,219,640
		7,249,140

Healthcare–0.30%

Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/19	4,494,000	4,909,695

Homebuilding–3.19%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	3,220,000	3,179,750
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/21(b)	4,462,000	4,528,930
9.13%, 06/15/18	2,397,000	2,561,794
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	4,951,000	5,248,060
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	9,260,000	9,746,150
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	1,517,000	1,625,086
11.88%, 10/15/15	1,083,000	1,250,865
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	2,087,000	2,165,263
7.50%, 09/15/22	1,480,000	1,561,400
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	2,316,000	2,165,460
6.95%, 06/01/18	4,802,000	5,372,237
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	5,320,000	5,772,200
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	2,141,000	2,058,036
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	4,679,000	5,146,900
		52,382,131

Hotels, Resorts & Cruise Lines–0.17%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	590,000	675,550
7.50%, 10/15/27	2,034,000	2,191,635
		2,867,185

Household Products–0.75%

Reynolds Group Holdings Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	2,786,000	2,862,615
7.13%, 04/15/19	445,000	477,262

	Principal Amount	Value

Household Products–(continued)

Sr. Unsec. Gtd. Global Notes, 9.88%, 08/15/19	$8,128,000	$9,042,400
		12,382,277

Independent Power Producers & Energy Traders–0.53%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	3,393,000	3,842,572
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	176,000	201,520
7.88%, 05/15/21	1,500,000	1,680,000
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	2,835,987	2,995,512
		8,719,604

Industrial Conglomerates–0.35%

Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(d)	3,260,000	0
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	5,570,000	5,716,213
		5,716,213

Industrial Machinery–0.24%

CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	3,552,000	3,498,720
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	455,000	491,400
		3,990,120

Internet Software & Services–0.53%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	4,854,000	4,987,485
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	3,228,000	3,179,580
7.00%, 07/15/21	450,000	495,000
		8,662,065

Leisure Facilities–0.19%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	2,835,000	2,792,475
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	290,000	309,575
		3,102,050

Managed Health Care–0.09%

WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	1,471,000	1,518,808

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Marine–0.38%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	$6,185,000	$6,277,700

Metal & Glass Containers–0.04%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	653,000	692,180

Movies & Entertainment–1.21%

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	4,398,000	4,716,855
Gibson Brands Inc., Sr. Sec. Notes, 8.88%, 08/01/18(b)	950,000	976,125
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	8,570,000	9,298,450
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	4,841,000	4,841,000
		19,832,430

Office Services & Supplies–0.07%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	1,117,000	1,211,945

Oil & Gas Drilling–0.68%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	480,000	516,600
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	2,805,000	2,959,275
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	3,569,000	3,827,752
6.63%, 11/15/20	3,597,000	3,862,279
		11,165,906

Oil & Gas Equipment & Services–2.23%

Basic Energy Services, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 02/15/19	4,564,000	4,769,380
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	3,209,000	3,409,563
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	9,097,000	9,256,197
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	8,697,000	8,686,129
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	8,795,000	8,926,925
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20(b)	400,000	428,000

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	$1,170,000	$1,202,175
		36,678,369

Oil & Gas Exploration & Production–7.84%

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	2,953,000	3,108,032
Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	6,140,000	6,247,450
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	5,562,000	5,673,240
6.75%, 11/01/20	85,000	88,400
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	9,036,000	9,623,340
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	3,157,000	3,433,237
8.25%, 09/01/21	6,281,000	6,924,802
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	3,013,000	3,389,625
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	1,222,000	1,319,760
6.63%, 08/15/20	2,108,000	2,363,595
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	7,715,000	8,177,900
Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	8,237,000	8,648,850
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	6,859,000	6,979,032
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	9,908,000	9,709,840
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	9,818,000	10,038,905
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	1,104,000	1,110,900
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	593,000	647,853
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	6,371,000	6,689,550
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	4,220,000	4,357,150
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	140,000	131,950

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	$825,000	$814,688
5.75%, 06/01/21	2,725,000	2,915,750
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	5,282,000	5,334,820
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	2,765,000	2,778,825
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	9,682,000	10,190,305
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	1,829,000	1,979,893
6.63%, 02/15/19	285,000	304,238
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	2,121,000	2,211,142
5.75%, 03/15/21(b)	3,400,000	3,544,500
		128,737,572

Oil & Gas Refining & Marketing–0.42%

CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Global Notes, 6.50%, 11/01/22	6,048,000	6,002,640
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	225,000	221,062
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	607,000	683,634
		6,907,336

Oil & Gas Storage & Transportation–4.74%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	4,850,000	5,213,750
6.13%, 07/15/22	533,000	575,640
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	7,352,000	7,747,170
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	9,224,000	9,443,070
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	4,126,000	4,270,410
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	6,134,000	7,023,430
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	3,241,000	3,313,922
6.50%, 08/15/21	3,250,000	3,526,250
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	7,313,000	7,459,260

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/20	$2,771,000	$3,079,274
Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	3,721,000	3,869,840
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	1,381,000	1,446,598
Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	3,325,000	3,582,687
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	205,000	202,438
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	869,000	929,830
6.88%, 02/01/21	6,238,000	6,768,230
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,669,100
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	5,123,000	5,289,497
6.13%, 10/15/21	1,365,000	1,416,188
		77,826,584

Other Diversified Financial Services–0.82%

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	7,910,000	8,186,850
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	4,915,000	5,234,475
		13,421,325

Packaged Foods & Meats–1.18%

Bertin S.A. Finance Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Bond, 10.25%, 10/05/16(b)	779,000	872,480
JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 10/22/13; Cost $649,350)(b)	585,000	662,512
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	1,870,000	1,958,825
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	4,277,000	4,533,620
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	597,000	613,418
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	4,517,000	4,742,850
Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	1,148,000	1,202,530
5.88%, 08/01/21(b)	1,148,000	1,182,440

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	$3,480,000	$3,584,400
		19,353,075

Paper Packaging–0.04%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	711,000	728,775

Paper Products–0.45%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	180,000	194,850
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	1,073,000	1,046,175
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	6,111,000	6,187,388
		7,428,413

Personal Products–0.36%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	5,706,000	5,935,721

Pharmaceuticals–1.09%

Capsugel S.A., Sr. Unsec. PIK Notes, 7.00%, 05/15/19(b)	897,000	914,426
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	2,130,000	2,153,962
6.38%, 10/15/20(b)	2,985,000	3,164,100
6.75%, 08/15/21(b)	2,318,000	2,462,875
7.25%, 07/15/22(b)	1,180,000	1,277,350
Sr. Unsec. Notes, 6.75%, 08/15/18(b)	190,000	210,425
7.50%, 07/15/21(b)	6,900,000	7,659,000
		17,842,138

Real Estate Services–0.24%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	3,595,000	3,855,638

Regional Banks–1.44%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,245,000	1,332,746
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	2,124,000	2,231,093
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	2,825,000	3,206,375
Unsec. Sub. Global Notes, 5.13%, 06/15/17	10,537,000	10,839,939
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (g)	6,815,000	6,116,462
		23,726,615

	Principal Amount	Value

Research & Consulting Services–0.40%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/22	$1,820,000	$1,860,950
6.75%, 10/01/20	4,435,000	4,756,538
		6,617,488

Security & Alarm Services–0.22%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	3,441,000	3,613,050

Semiconductor Equipment–0.73%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	9,327,000	9,606,810
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	2,187,000	2,323,687
		11,930,497

Semiconductors–1.34%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	7,392,000	7,983,360
10.75%, 08/01/20	5,069,000	5,778,660
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	6,795,000	7,066,800
Sr. Unsec. Notes, 5.75%, 03/15/23(b)	1,160,000	1,189,000
		22,017,820

Sovereign Debt–0.16%

Slovenia Government International Bond (Slovenia), Sr. Unsec. Notes, 4.75%, 05/10/18(b)	2,612,000	2,638,120

Specialized Finance–2.25%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	5,302,000	5,726,160
7.63%, 04/15/20	4,412,000	4,991,075
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	3,364,000	3,347,180
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	5,315,000	5,753,487
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	3,370,000	3,915,519
Sr. Unsec. Global Notes, 4.63%, 04/15/21	1,605,000	1,564,875
5.88%, 04/01/19	1,843,000	1,991,592
5.88%, 08/15/22	6,035,000	6,219,822
Sr. Unsec. Notes, 8.25%, 12/15/20	2,830,000	3,360,625
		36,870,335

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Specialized REIT’s–0.24%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	$3,688,000	$3,973,820

Specialty Chemicals–1.08%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	2,469,000	2,512,207
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	1,757,000	1,875,598
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	2,994,000	3,166,155
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	5,758,000	5,642,840
Sr. Unsec. Notes, 7.38%, 09/15/20	627,000	698,321
PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	2,865,000	3,137,175
U.S. Coatings Acquisition Inc./Axalta Coating Systems Dutch Holding B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.38%, 05/01/21(b)	640,000	681,600
		17,713,896

Specialty Stores–0.59%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	3,515,000	3,813,775
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 11/01/23	2,735,000	2,728,163
Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	3,078,000	3,212,662
		9,754,600

Steel–1.52%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 5.75%, 08/05/20	841,000	889,703
6.75%, 02/25/22	1,517,000	1,651,804
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	5,171,000	5,597,607
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	8,045,000	8,447,250
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	3,780,000	4,016,250
Sr. Unsec. Notes, 7.00%, 02/01/18	2,189,000	2,375,065
7.38%, 04/01/20	1,896,000	2,019,240
		24,996,919

	Principal Amount	Value

Technology Distributors–0.23%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	$3,643,000	$3,825,150

Tires & Rubber–0.33%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	4,024,000	4,265,440
Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	1,133,000	1,206,645
		5,472,085

Trading Companies & Distributors–0.30%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 09/01/22	780,000	856,050
United Rentals North America Inc.,
Sec. Gtd. Global Notes, 5.75%, 07/15/18	403,000	434,232
Sr. Unsec. Global Notes, 8.25%, 02/01/21	2,195,000	2,505,044
Wesco Distribution, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 12/15/21(b)	1,167,000	1,178,670
		4,973,996

Trucking–0.38%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 03/15/20	2,488,000	2,923,400
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	1,385,000	1,443,863
6.75%, 04/15/19	215,000	232,738
7.38%, 01/15/21	1,491,000	1,643,827
		6,243,828

Wireless Telecommunication Services–6.74%

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	14,775,000	16,972,781
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	3,525,000	3,701,250
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	3,985,000	3,885,375
7.00%, 02/15/20(b)	3,065,000	3,126,300
eAccess Ltd. (Japan), Sr. Unsec. Gtd. Notes, 8.25%, 04/01/18(b)	3,460,000	3,823,300
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	7,856,000	8,209,520
6.63%, 11/15/20	8,250,000	8,786,250
6.63%, 04/01/23(b)	5,318,000	5,517,425

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount		Value

Wireless Telecommunication Services–(continued)

SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19		$2,860,000	$2,956,525
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		6,241,000	6,802,690
Sprint Communications Inc.,
Sr. Unsec. Global Notes, 6.00%, 11/15/22		4,751,000	4,739,123
7.00%, 08/15/20		552,000	597,540
11.50%, 11/15/21		2,103,000	2,770,703
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		4,480,000	5,006,400
9.00%, 11/15/18(b)		3,583,000	4,348,866
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)		1,686,000	1,841,955
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Notes, 6.50%, 01/15/24		2,829,000	2,878,508
6.54%, 04/28/20		1,659,000	1,758,540
6.63%, 04/28/21		259,000	273,245
6.84%, 04/28/23		1,940,000	2,017,600
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		1,200,000	1,296,360
REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)		5,000,000	5,400,000
Wind Acquisition Finance S.A. (Italy),
Sec. Gtd. Notes, 11.75%, 07/15/17(b)		9,474,000	10,125,337
Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		3,650,000	3,834,781
			110,670,374
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,402,558,574)			1,414,068,852

Non-U.S. Dollar Denominated Bonds & Notes–7.02%(h)

Apparel, Accessories & Luxury Goods–0.17%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,985,000	2,858,630

Broadcasting–0.42%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	3,145,000	4,272,797
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	1,785,000	2,540,293
			6,813,090

Principal Amount	Value

Cable & Satellite–0.59%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	2,225,000	$3,291,166
Virgin Media Finance PLC (United Kingdom),
Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	GBP	2,000,000	3,423,349
REGS,
Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/23(b)	GBP	1,700,000	2,909,846
			9,624,361

Casinos & Gaming–0.90%

Codere Finance Luxembourg S.A. (Spain),
Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	3,280,000	2,495,477
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	1,850,000	1,407,510
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b) GBP		3,305,000	5,840,966
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	5,198,000	5,099,675
			14,843,628

Construction Materials–0.71%

Manutencoop Facility Management SpA (Italy),
Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	2,680,000	3,877,716
REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	1,150,000	1,663,945
Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	1,600,000	2,355,812
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	2,370,000	3,670,666
			11,568,139

Department Stores–0.03%

New Look Bondco I PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.75%, 05/14/18(b)	GBP	300,000	518,534

Food Distributors–0.59%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	5,500,000	9,652,715

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount		Value

Hotels, Resorts & Cruise Lines–0.43%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	2,330,000	$3,414,555
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	2,030,000	3,600,101
			7,014,656

Independent Power Producers & Energy Traders–0.21%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	2,020,000	3,520,387

Leisure Facilities–0.52%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	3,417,000	4,909,270
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	2,550,000	3,663,635
			8,572,905

Metal & Glass Containers–0.15%

Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	1,590,000	2,530,104

Multi-Sector Holdings–0.35%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	2,335,000	3,529,218
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,365,000	2,244,855
			5,774,073

Other Diversified Financial Services–1.02%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	1,520,000	2,159,033
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	2,815,000	3,998,472
Boats Investments Netherlands B.V. (Netherlands), REGS -Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)	EUR	1,436,938	961,470
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	430,000	809,200

	Principal Amount		Value

Other Diversified Financial Services–(continued)

GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(b)	EUR	1,427,000	$1,989,614
REGS, Sr. Sec. Gtd. Euro Notes, 6.50%, 11/15/18(b)	EUR	396,000	552,128
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	2,925,000	5,432,643
Numericable Finance & Co. SCA (Luxembourg), REGS, Sr. Sec. Euro Notes, 12.38%, 02/15/19(b)	EUR	505,000	819,881
			16,722,441

Paper Packaging–0.19%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 7.50% (g)	EUR	4,100,000	3,063,643

Personal Products–0.11%

Albrea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.75%, 11/01/19(b)	EUR	1,290,000	1,857,750

Research & Consulting Services–0.13%

La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(b)	EUR	1,550,000	2,188,547

Sovereign Debt–0.14%

Takko Luxembourg 2 S.C.A. (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	1,615,000	2,223,760

Wireless Telecommunication Services–0.36%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	1,420,000	2,112,487
Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	1,000,000	1,395,961
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	1,675,000	2,423,755
			5,932,203
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $109,570,733)			115,279,566

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Shares	Value

Preferred Stocks–1.76%

Automobile Manufacturers–0.32%

General Motors Co., Series B, $2.38 Conv. Pfd.	101,080	$5,175,296

Consumer Finance–0.36%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	6,152	5,942,640

Diversified Banks–0.34%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	226,958	5,592,245

Industrial REIT’s–0.07%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	49,835	1,222,453

Multi-Line Insurance–0.51%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	290,255	8,426,103

Tires & Rubber–0.16%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	40,995	2,579,405
Total Preferred Stocks (Cost $23,083,020)		28,938,142

Common Stocks & Other Equity Interests–1.15%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (i)	1,000	0

Automobile Manufacturers–0.50%

General Motors Co. (i)(j)	85,856	3,325,203
General Motors Co. -Wts. expiring 07/10/16(i)(j)	78,052	2,259,606
General Motors Co. -Wts. expiring 07/10/19(i)(j)	78,052	1,653,141
Motors Liquidation Co. GUC Trust (i)	21,555	1,013,085
		8,251,035

Broadcasting–0.01%

Adelphia Communications Corp. (k)	50,250	39,195
Adelphia Recovery Trust -Series ACC-1 (k)	4,846,549	9,693
Adelphia Recovery Trust -Series Arahova (k)	2,211,702	33,176
		82,064

Construction Materials–0.30%

U.S. Concrete, Inc. (i)	209,869	4,883,651

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(i)	79,899	14,382

	Shares	Value

Integrated Telecommunication Services–0.24%

Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15(i)	22,376	$368,980
Largo Ltd. (Luxembourg) -Class A (i)	312,510	363,012
Largo Ltd. (Luxembourg) -Class B (i)	2,812,600	3,267,125
Ventelo, Inc. (United Kingdom) (Acquired 06/28/02; Cost $0)(b)(i)	73,021	0
		3,999,117

Leisure Products–0.00%

HF Holdings, Inc. (Acquired 09/29/09; Cost $6,855,236) (b)(i)	36,820	0

Paper Products–0.07%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $3,061,958) (b)(l)	14,192	1,206,320

Publishing–0.00%

Reader’s Digest Association Inc. (The) (China), -Wts. expiring 02/19/14 (i)	9,814	0

Semiconductors–0.03%

Magnachip Semiconductor Corp. (South Korea)(i)	20,834	422,930
Total Common Stocks & Other Equity Interests (Cost $56,411,075)		18,859,499

	Principal Amount

U.S. Treasury Bills–0.03%

0.05%, 05/01/14 (Cost $469,896) (m)(n)	$470,000	469,824

Variable Rate Senior Loan Interests–1.01%

Agricultural Products–0.51%

Darling International Inc., PIK Sr. Unsec. Term Loan, 0.00%, 10/05/14(o)(p)	8,290,000	8,331,450

Health Care Facilities–0.50%

Community Health Systems Inc., PIK Sr. Sec. First Lien Term Loan, 0.00% 07/30/14 (o)(p)	3,970,444	3,970,444
PIK Unsec. Term Loan, 0.00% 07/30/14 (o)(p)	4,276,556	4,276,556
		8,247,000
Total Variable Rate Senior Loan Interests (Cost $16,537,000)		16,578,450

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Shares	Value

Money Market Funds–2.49%

Liquid Assets Portfolio –Institutional Class (q)	20,442,915	$20,442,915
Premier Portfolio –Institutional Class (q)	20,442,915	20,442,915
Total Money Market Funds (Cost $40,885,830)		40,885,830
TOTAL INVESTMENTS–99.55% (Cost $1,649,516,128)		1,635,080,163
OTHER ASSETS LESS LIABILITIES–0.45%		7,444,718
NET ASSETS–100.00%		$1,642,524,881

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred

PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $648,234,506, which represented 39.47% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $1,110,175, which represented less than 1% of the Fund’s Net Assets.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Perpetual bond with no specified maturity date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(o)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(q)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco High Yield Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and

Invesco High Yield Fund

H.	Swap Agreements – (continued)

securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco High Yield Fund

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$76,852,094	$11,831,377	$0	$88,683,471
U.S. Treasury Securities	—	469,824	—	469,824
Corporate Debt Securities	—	1,428,009,182	0	1,428,009,182
Foreign Debt Securities	—	117,917,686	—	117,917,686
	$76,852,094	$1,558,228,069	$0	$1,635,080,163
Foreign Currency Contracts*	—	(3,860,019)	—	(3,860,019)
Futures*	81,791	—	—	81,791
Swap Agreements*	—	1,784,481	—	1,784,481
Total Investments	$76,933,885	$1,556,152,531	$0	$1,633,086,416

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2013:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk
Swap agreements (a)	$1,784,481	$—
Currency risk
Foreign currency contracts (a)	48,737	(3,908,756)
Interest rate risk
Futures contracts (a)	81,791	—
Total	$1,915,009	$(3,908,756)

(a)	Includes cumulative appreciation (depreciation) of futures contracts, foreign currency contracts, and swap agreements.

Effect of Derivative Investments for the nine months ended November 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$—	$—	$664,523
Currency risk	—	2,115,433	—
Interest rate risk	(212,088)	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$953,732
Currency risk	—	(6,442,181)	—
Interest rate risk	81,791	—	—
Total	$(130,297)	$(4,326,748)	$1,618,255

* The average notional value of futures contracts, foreign currency contracts, and swap agreements outstanding during the period was $8,326,965, $97,722,206, and $16,283,889, respectively.

Invesco High Yield Fund

Open Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/09/13	Morgan Stanley & Co. Inc.	EUR	48,186,000	USD	63,921,138	$65,464,487	$(1,543,349)
12/09/13	Citigroup Global Markets Inc.	EUR	3,053,890	USD	4,105,025	4,148,951	(43,926)
12/09/13	Citigroup Global Markets Inc.	USD	1,938,624	EUR	1,440,884	1,957,555	18,931
12/09/13	RBC Capital Markets, LLC	GBP	21,548,000	USD	33,011,536	35,258,949	(2,247,413)
12/09/13	RBC Capital Markets, LLC	USD	1,418,790	GBP	885,288	1,448,596	29,806
01/13/14	Morgan Stanley & Co. Inc.	GBP	2,258,270	USD	3,620,233	3,694,301	(74,068)
Total open foreign currency contracts							$(3,860,019)

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 10 Year Notes	Short	293	March-2014	$36,734,875	$81,791

Open Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
JP Morgan Securities Inc.	MGM Resorts	Sell	5.00%	06/20/2017	1.78%	$4,635,000	$228,572	$745,324
JP Morgan Securities Inc.	CDX North America High Yield – Series 17	Sell	5.00	12/20/2016	2.08	4,800,000	123,617	536,127
JP Morgan Securities Inc.	CDX North America High Yield – Series 5	Sell	5.00	12/20/2017	2.61	7,000,000	(127,706)	503,030

Total Credit Default Swap Agreements							$224,483	$1,784,481
(a)	Implied credit spreads represent the current level as of November 30, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco High Yield Fund

NOTE 4 – Unfunded Loan Commitments

As of November 30, 2013, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Community Health Systems Inc.	First Lien Term Loan	$3,970,444	$3,970,444
Community Health Systems Inc.	Term Loan	4,276,556	4,276,556
Darling International Inc.	Term Loan	8,290,000	8,331,450
		$16,537,000	$16,578,450

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $897,743,026 and $982,123,904, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$67,730,266
Aggregate unrealized (depreciation) of investment securities	(84,940,625)
Net unrealized appreciation (depreciation) of investment securities	$(17,210,359)
Cost of investments for tax purposes is $1,652,290,522.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2013, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$3,970,444	$3,970,444
Bank of America, N.A.	4,276,556	4,276,556
Goldman Sachs Bank USA	8,290,000	8,331,450
Total	$16,537,000	$16,578,450

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	LTD-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–99.69%

U.S. Treasury Notes–99.64%

U.S. Treasury Notes	0.38%	06/30/15	$9,600	$9,623,257
U.S. Treasury Notes	0.25%	07/31/15	5,000	5,001,196
U.S. Treasury Notes	1.75%	07/31/15	1,400	1,435,118
U.S. Treasury Notes	0.38%	08/31/15	3,700	3,707,838
U.S. Treasury Notes	1.25%	08/31/15	2,700	2,747,066
U.S. Treasury Notes	0.25%	09/15/15	9,000	8,999,395
U.S. Treasury Notes	0.25%	09/30/15	6,000	5,999,609
U.S. Treasury Notes	1.25%	10/31/15	9,100	9,270,080
U.S. Treasury Notes	2.13%	12/31/15	4,500	4,670,514
U.S. Treasury Notes	2.00%	01/31/16	2,400	2,487,198
U.S. Treasury Notes	0.38%	02/15/16	9,150	9,157,902
U.S. Treasury Notes	0.25%	05/15/16	400	398,662
U.S. Treasury Notes	0.50%	06/15/16	2,800	2,806,390
U.S. Treasury Notes	1.00%	08/31/16	8,000	8,110,823
U.S. Treasury Notes	1.00%	10/31/16	3,550	3,595,871
U.S. Treasury Notes	0.88%	11/30/16	4,000	4,035,447
U.S. Treasury Notes	0.88%	04/30/17	7,800	7,833,892
				89,880,258

U.S. Treasury Bills–0.05%

U.S. Treasury Bills (a)(b)	0.11%	05/01/14	50	49,981
TOTAL INVESTMENTS–99.69% (Cost $89,691,015)				89,930,239
OTHER ASSETS LESS LIABILITIES–0.31%				276,269
NET ASSETS–100.00%				$90,206,508

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk

Invesco Limited Maturity Treasury Fund

C.	Futures Contracts – (continued)
with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
D.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$-	$89,930,239	$-	$89,930,239
Futures*	(5,797)	-	-	(5,797)
Total Investments	$(5,797)	$89,930,239	$-	$89,924,442
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2013:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts(a)	$-	$(5,797)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco Limited Maturity Treasury Fund

Effect of Derivative Investments for the nine months ended November 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain
Interest rate risk	$ 59,752
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(9,602)
Total	$50,150
*	The average notional value of futures contracts outstanding during the period was $5,673,972 respectively.

Open Futures Contracts
Future Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	52	March-2014	$(11,455,438)	$(5,797)

NOTE 4 — Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended November 30, 2013 was $91,786,073 and $103,471,285, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$233,060
Aggregate unrealized (depreciation) of investment securities	(1,110)
Net unrealized appreciation of investment securities	$231,950
Cost of investments for tax purposes is $89,698,289.

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	MKT-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–51.78%(a)

Asset-Backed Securities - Consumer Receivables–5.21%

Barton Capital LLC (b)(c)	0.19%	03/19/14	$6,000	$6,000,000
Old Line Funding, LLC (b)(c)	0.24%	01/15/14	4,000	3,998,800
Old Line Funding, LLC (b)	0.17%	03/18/14	2,300	2,298,838
Old Line Funding, LLC (b)	0.23%	04/11/14	4,000	4,000,000
Salisbury Receivables Co. LLC (b)	0.18%	01/06/14	2,600	2,599,532
Sheffield Receivables Corp. (b)	0.16%	12/05/13	1,800	1,799,968
Sheffield Receivables Corp. (b)	0.18%	01/06/14	1,700	1,699,694
Sheffield Receivables Corp. (b)	0.22%	03/10/14	25,000	24,984,875
Thunder Bay Funding, LLC (b)	0.23%	04/04/14	17,000	17,000,000
Thunder Bay Funding, LLC (b)	0.23%	04/09/14	4,000	4,000,000
				68,381,707

Asset-Backed Securities - Fully Supported–3.05%

Kells Funding LLC (CEP-FMS Wertmanagement AoeR) (b)(d)	0.24%	01/17/14	25,000	24,992,167
(CEP-FMS Wertmanagement AoeR) (b)(d)	0.22%	03/21/14	15,000	14,989,916
				39,982,083

Asset-Backed Securities - Fully Supported Bank–7.99%

Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(d)	0.12%	12/10/13	15,000	14,999,550
Cancara Asset Securitisation LLC (CEP-Lloyds TSB Bank PLC) (b)(d)	0.18%	12/09/13	4,200	4,199,832
(CEP-Lloyds TSB Bank PLC) (b)(d)	0.18%	12/20/13	12,300	12,298,831
(CEP-Lloyds TSB Bank PLC) (b)(d)	0.18%	01/03/14	20,000	19,996,700
Concord Minutemen Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/06/14	25,000	24,994,750
Crown Point Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/15/14	10,000	9,997,375
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.14%	12/04/13	8,250	8,249,904
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.16%	12/06/13	10,000	9,999,778
				104,736,720

Asset-Backed Securities - Multi-Purpose–8.40%
Chariot Funding, LLC (b)	0.24%	02/03/14	18,000	17,992,320
Chariot Funding, LLC (b)	0.24%	03/04/14	6,000	5,996,280
Chariot Funding, LLC (b)	0.24%	04/16/14	3,000	2,997,280
Chariot Funding, LLC (b)	0.23%	05/01/14	25,000	24,975,882
CIESCO, LLC (b)	0.11%	12/09/13	1,200	1,199,971
Jupiter Securitization Co. LLC (b)	0.24%	12/05/13	8,500	8,499,773
Jupiter Securitization Co. LLC (b)	0.24%	01/15/14	5,000	4,998,500
Jupiter Securitization Co. LLC (b)	0.30%	02/18/14	2,000	1,998,683
Jupiter Securitization Co. LLC (b)	0.23%	04/03/14	4,000	3,996,857
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/02/13	1,600	1,599,993
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/03/13	3,000	2,999,973
Nieuw Amsterdam Receivables Corp. (b)(d)	0.18%	12/03/13	5,000	4,999,950
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/05/13	4,000	3,999,929
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/12/13	3,400	3,399,834
Regency Markets No. 1 LLC (b)(d)	0.14%	12/16/13	4,200	4,199,755
Regency Markets No. 1 LLC (b)(d)	0.14%	12/19/13	7,800	7,799,454
Scaldis Capital LLC (b)(d)	0.13%	12/20/13	3,900	3,899,732
Scaldis Capital LLC (b)(d)	0.14%	12/20/13	2,100	2,099,845
Scaldis Capital LLC (b)(d)	0.20%	02/20/14	2,500	2,498,875
				110,152,886

Consumer Finance–1.14%

Toyota Motor Credit Corp. (d)	0.22%	03/03/14	15,000	14,991,567

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–17.79%

BNP Paribas Finance Inc. (d)	0.19%	02/03/14	$25,000	$24,991,556
Collateralized Commercial Paper Co., LLC	0.28%	04/14/14	15,000	14,984,367
Collateralized Commercial Paper II Co., LLC (b)	0.31%	03/03/14	8,000	7,993,662
Credit Agricole North America Inc. (d)	0.11%	12/04/13	13,000	12,999,881
Dexia Credit Local S.A. (d)	0.40%	02/12/14	4,000	3,996,756
Dexia Credit Local S.A. (d)	0.40%	02/14/14	8,000	7,993,333
ING (US) Funding LLC (d)	0.18%	12/05/13	4,000	3,999,920
ING (US) Funding LLC (d)	0.18%	02/12/14	2,300	2,299,161
ING (US) Funding LLC (d)	0.20%	03/03/14	13,000	12,993,356
Lloyds Bank PLC (d)	0.07%	12/03/13	7,900	7,899,969
National Australia Funding Delaware Inc. (b)(d)	0.06%	12/02/13	40,000	39,999,933
Natixis US Financial Co., LLC (d)	0.12%	12/03/13	30,000	29,999,800
PNC Bank, N.A.	0.24%	02/12/14	5,000	5,000,000
PNC Bank, N.A.	0.24%	02/13/14	6,000	6,000,000
Rabobank USA Financial Corp. (d)	0.21%	04/03/14	7,000	6,994,978
Skandinaviska Enskilda Banken AB (b)(d)	0.17%	01/17/14	1,400	1,399,698
Societe Generale North America, Inc. (d)	0.10%	12/02/13	3,200	3,199,991
Societe Generale North America, Inc. (d)	0.12%	12/02/13	3,400	3,399,989
Standard Chartered Bank (b)(d)	0.22%	01/06/14	5,000	4,998,900
Standard Chartered Bank (b)(d)	0.20%	01/08/14	4,000	3,999,156
Standard Chartered Bank (b)(d)	0.20%	02/04/14	6,000	5,997,833
Standard Chartered Bank (b)(d)	0.22%	02/06/14	4,000	3,998,362
Standard Chartered Bank (b)(d)	0.20%	02/07/14	10,800	10,795,920
United Overseas Bank Funding LLC (d)	0.16%	12/12/13	4,000	3,999,804
United Overseas Bank Ltd. (b)(d)	0.15%	01/14/14	3,400	3,399,377
				233,335,702

Other Diversified Financial Services–0.30%

General Electric Capital Corp.	0.20%	03/10/14	4,000	3,997,800

Regional Banks–1.91%

BNZ International Funding Ltd. (b)(d)	0.17%	12/13/13	10,000	9,999,433
BNZ International Funding Ltd. (b)(d)	0.18%	01/07/14	10,000	9,998,150
Commonwealth Bank of Australia (b)(d)	0.16%	01/02/14	5,000	4,999,289
				24,996,872

Soft Drinks–2.44%

Coca-Cola Co. (The) (b)	0.16%	04/08/14	15,000	14,991,467
Coca-Cola Co. (The) (b)	0.18%	04/08/14	7,000	6,995,520
Coca-Cola Co. (The) (b)	0.18%	05/06/14	10,000	9,992,200
				31,979,187

Specialized Finance–3.28%

Caisse de Depots et Cosignations (b)(d)	0.10%	12/02/13	9,600	9,599,973
Kreditanstalt fur Wiederaufbau (b)(d)	0.15%	12/02/13	5,000	4,999,979
Kreditanstalt fur Wiederaufbau (b)(d)	0.14%	02/24/14	3,400	3,398,876
Siemens Capital Co. LLC (b)(d)	0.09%	12/31/13	25,000	24,998,125
				42,996,953

Thrifts & Mortgage Finance–0.27%

Nationwide Building Society (b)(d)	0.20%	02/12/14	3,500	3,498,580
Total Commercial Paper (Cost $679,050,057)				679,050,057

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–23.00%

Bank of Montreal (d)	0.20%	02/07/14	$10,000	$10,000,000
Bank of Nova Scotia (c)(d)	0.18%	04/10/14	6,900	6,899,877
Bank of Nova Scotia (c)(d)	0.31%	05/02/14	26,000	26,000,000
Bank of Nova Scotia (c)(d)	0.30%	12/30/14	7,000	7,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.22%	01/22/14	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.24%	03/11/14	7,000	7,000,000
Barclays Bank PLC (c)(d)	0.25%	03/11/14	20,000	20,000,000
Natixis (c)(d)	0.30%	06/25/14	18,000	18,000,000
Nordea Bank Finland PLC (d)	0.16%	12/11/13	6,300	6,300,053
Nordea Bank Finland PLC (d)	0.15%	02/12/14	6,900	6,900,000
Nordea Bank Finland PLC (d)	0.16%	12/03/13	22,000	22,000,000
Norinchukin Bank (The) (c)(d)	0.27%	02/10/14	8,500	8,500,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	12/24/13	3,200	3,200,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	01/06/14	50,000	50,000,000
Royal Bank of Canada (c)(d)	0.33%	12/04/14	21,000	21,000,000
Sumitomo Mitsui Banking Corp. (d)	0.21%	01/21/14	3,600	3,600,000
Sumitomo Mitsui Banking Corp. (d)	0.25%	05/19/14	10,000	10,000,000
Svenska Handelsbanken (d)	0.17%	12/11/13	10,000	10,000,000
Swedbank AB (d)	0.12%	12/02/13	20,200	20,200,000
Swedbank AB (d)	0.11%	12/12/13	6,900	6,900,000
Toronto-Dominion Bank (d)	0.12%	12/02/13	11,100	11,100,000
Toronto-Dominion Bank (d)	0.15%	02/14/14	6,900	6,900,000
Total Certificates of Deposit (Cost $301,499,930)				301,499,930

Bonds & Notes–9.12%

Consumer Finance–3.86%

American Honda Finance Corp., Sr. Unsec. Floating Rate Medium-Term Notes (b)(c)(d)	0.24%	05/20/14	35,575	35,574,629
Unsec. Floating Rate Medium-Term Notes (b)(c)(d)	0.28%	12/05/13	15,000	15,000,000
				50,574,629

Diversified Banks–4.12%

Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.40%	12/01/14	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.31%	12/19/14	10,000	10,000,000
Unsec. Floating Rate Medium-Term Notes (c)	0.34%	12/19/14	19,000	19,000,000
				54,000,000

Other Diversified Financial Services–1.14%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	15,000	15,023,998
Total Bonds & Notes (Cost $119,598,627)				119,598,627

Variable Rate Demand Notes–7.67%(e)

Credit Enhanced–7.67%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	06/01/29	2,500	2,500,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.06%	08/01/35	15,085	15,085,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.05%	05/15/33	1,895	1,895,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	12/01/28	1,100	1,100,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.05%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	07/01/38	4,280	4,280,000

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (f)	0.07%	11/01/39	$2,000	$2,000,000
Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP-FNMA)	0.08%	06/01/26	1,065	1,065,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.07%	08/01/28	1,330	1,330,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (d)(f)	0.14%	09/01/14	4,400	4,400,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC-FHLB of Dallas) (f)	0.15%	12/01/31	15,025	15,025,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	06/01/37	1,000	1,000,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (f)	0.08%	12/01/39	965	965,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.08%	12/01/34	500	500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.07%	04/01/44	2,990	2,990,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (b)(f)	0.08%	09/01/21	1,100	1,100,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.23%	01/01/33	4,115	4,115,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	03/01/32	1,100	1,100,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	01/01/18	2,040	2,040,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.10%	11/15/37	5,600	5,600,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	12/01/27	5,800	5,800,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	12/01/37	5,400	5,400,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.06%	06/01/25	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.07%	09/01/15	600	600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.05%	11/01/29	800	800,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.05%	07/15/31	1,750	1,750,000
USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.12%	11/15/24	4,300	4,300,000
Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC-U.S. Bank, N.A.) (f)	0.07%	10/01/26	4,165	4,165,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	02/01/34	7,500	7,500,000
Total Variable Rate Demand Notes (Cost $100,580,000)				100,580,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–91.57% (Cost $1,200,728,614)				1,200,728,614

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–8.41%(g)

Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/29/13, aggregate maturing value of $500,003,750 (collateralized by U.S. Treasury obligations valued at $510,000,007; 1.88%-2.38%, 07/15/14-07/15/19)	0.09%	12/02/13	$25,000,188	$25,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 11/29/13, maturing value of $49,000,653 (collateralized by U.S. Government sponsored agency obligations valued at $49,981,530; 2.45%-4.40%, 04/16/46-05/16/51) (d)	0.16%	12/02/13	49,000,653	49,000,000
Wells Fargo Securities, LLC, Joint agreement dated 11/29/13 aggregate maturing value of $600,004,500 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-8.5%, 02/19/14-11/20/43)	0.09%	12/02/13	36,320,351	36,320,079
Total Repurchase Agreements (Cost $110,320,079)				110,320,079
TOTAL INVESTMENTS(h)(i)–99.98% (Cost $1,311,048,693)				1,311,048,693
OTHER ASSETS LESS LIABILITIES–0.02%				318,597
NET ASSETS–100.00%				$1,311,367,290

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $590,097,458, which represented 45.00% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.0%; Japan: 10.1%; Canada: 8.7%; France: 8.4%; Sweden: 5.6%; Germany: 5.6%; Australia: 5.0%; other countries less than 5% each: 14.1%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Money Market Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Money Market Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	REA-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.93%

Apartments–14.68%

AvalonBay Communities, Inc.	962,277	$114,087,561
Essex Property Trust, Inc.	497,057	75,458,223
Mid-America Apartment Communities, Inc.	867,600	52,264,224
UDR, Inc.	2,603,870	60,592,055
		302,402,063

Diversified–1.77%

BGP Holdings PLC (Malta) (Acquired 08/06/09; Cost $0)(b)(c)	3,547,941	0
BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $921,277)(b)(d)	2,789,299	659,454
Cousins Properties, Inc.	1,710,800	18,322,668
Empire State Realty Trust Inc. -Class A (c)	1,202,300	17,373,235
		36,355,357

Freestanding–1.63%

National Retail Properties Inc.	1,059,000	33,623,250

Healthcare–11.54%

Brookdale Senior Living Inc. (c)	809,665	23,609,831
Health Care REIT, Inc.	1,751,179	98,048,512
Healthcare Realty Trust, Inc.	1,283,365	28,400,867
Healthcare Trust of America, Inc. -Class A	3,312,144	33,618,262
National Health Investors, Inc.	274,200	16,142,154
Senior Housing Properties Trust	982,330	22,249,775
Ventas, Inc.	275,889	15,678,772
		237,748,173

Industrial/Office: Industrial–7.21%

Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)(d)	6,533	2,770,283
EastGroup Properties, Inc.	290,800	17,619,572
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $3,554,748)(b)(d)	4,185,000	3,488,499
Keystone Industrial Fund II LP (Acquired 01/08/09-05/25/12; Cost $4,518,750)(b)(d)	4,597,826	5,397,388
Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,772,957)(b)(d)	3,534,653	3,696,073
Prologis, Inc.	3,044,849	115,491,123
		148,462,938

Industrial/Office: Office–13.15%

Boston Properties, Inc.	1,002,485	99,737,233

	Shares	Value

Industrial/Office: Office–(continued)

BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(c)(d)	4,646,429	$2,438,883
Hudson Pacific Properties Inc.	1,323,788	27,455,363
Piedmont Office Realty Trust Inc. -Class A	2,723,628	44,613,026
SL Green Realty Corp.	1,068,309	96,649,915
		270,894,420

Infrastructure–5.98%

American Tower Corp.	1,583,766	123,169,482

Lodging-Resorts–7.53%

Host Hotels & Resorts Inc.	4,502,040	82,882,557
LaSalle Hotel Properties	1,101,120	34,487,078
Pebblebrook Hotel Trust	362,681	11,000,115
RLJ Lodging Trust	1,109,800	26,790,572
		155,160,322

Regional Malls–14.95%

General Growth Properties, Inc.	2,894,575	60,062,431
Macerich Co. (The)	843,354	48,020,577
Simon Property Group, Inc.	1,333,190	199,778,522
		307,861,530

Self Storage Facilities–5.61%

CubeSmart	1,896,498	30,761,198
Public Storage	554,605	84,688,183
		115,449,381

Shopping Centers–9.00%

Acadia Realty Trust	510,827	13,266,177
Brixmor Property Group Inc. (c)	826,700	16,682,806
DDR Corp.	5,985,282	95,704,659
Federal Realty Investment Trust	331,900	34,358,288
Retail Opportunity Investments Corp.	1,743,178	25,398,104
		185,410,034

Timber REIT’S–5.88%

Rayonier Inc.	454,234	20,036,262
Weyerhaeuser Co.	3,354,203	101,062,136
		121,098,398
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,675,429,681)		2,037,635,348

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

	Shares	Value

Money Market Funds–1.13%

Liquid Assets Portfolio –Institutional Class (e)	11,580,589	$11,580,589
Premier Portfolio –Institutional Class (e)	11,580,589	11,580,589
Total Money Market Funds (Cost $23,161,178)		23,161,178

TOTAL INVESTMENTS–100.06% (Cost $1,698,590,859)		2,060,796,526
OTHER ASSETS LESS LIABILITIES–(0.06)%		(1,214,623)
NET ASSETS–100.00%		$2,059,581,903

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $18,450,580, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exter Industrial Value Fund LP	$315,000	1.26%
BRCP Realty LP	205,351	1.07
Cabot Industrial Value Fund II LP	223,500	0.79
BRCP Realty II LP	353,571	0.73
Keystone Industrial Fund II LP	402,174	0.71
Keystone Industrial Fund LP	69,307	0.69

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Real Estate Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Real Estate Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 2,042,345,946	$ —	$ 18,450,580	$ 2,060,796,526

Invesco Real Estate Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $937,399,648 and $1,159,218,104, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$365,875,629
Aggregate unrealized (depreciation) of investment securities	(28,239,025)
Net unrealized appreciation of investment securities	$337,636,604
Cost of investments for tax purposes is $1,723,159,922.

Invesco Real Estate Fund

Invesco Short Term Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	STB-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–69.72%

Advertising–0.07%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 04/01/14	$535,000	$551,050

Aerospace & Defense–0.58%

Honeywell International Inc., Sr. Unsec. Global Notes, 5.40%, 03/15/16	1,000,000	1,106,737
Precision Castparts Corp., Sr. Unsec. Global Notes, 0.70%, 12/20/15	3,645,000	3,652,424
		4,759,161

Agricultural Products–0.59%

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,205,000	1,197,627

Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,640,457
		4,838,084

Air Freight & Logistics–0.18%

United Parcel Service Inc., Sr. Unsec. Global Notes, 1.13%, 10/01/17	1,500,000	1,497,350

Airlines–1.48%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	142,960	151,180
Series 2013-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 01/15/23(b)	1,470,000	1,541,663

Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	26,707
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	3,593,433	4,112,235
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,243,300	1,280,210

Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	4,650,799	5,011,236
		12,123,231

	Principal Amount	Value

Alternative Carriers–0.67%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	$5,233,000	$5,470,074

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes,
1.45%, 08/01/16(b)	5,000,000	5,043,706
1.88%, 09/15/14(b)	1,010,000	1,018,075
1.88%, 01/11/18(b)	2,525,000	2,505,490
2.38%, 08/01/18(b)	5,580,000	5,640,924
Ford Motor Credit Co. LLC,Sr. Unsec. Notes, 3.98%, 06/15/16	3,600,000	3,842,529
General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	11,700,000	12,051,000
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 1.88%, 08/09/16(b)	3,000,000	3,029,015
Toyota Motor Credit Corp. (Japan), Sr. Unsec. Medium-Term Notes, 2.00%, 09/15/16	3,900,000	4,031,678
		37,162,417

Automotive Retail–0.38%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	2,843,000	3,113,065

Biotechnology–0.37%

Gilead Sciences Inc., Sr. Unsec. Global Notes, 2.40%, 12/01/14	3,000,000	3,056,326

Brewers–0.36%

Heineken NV (Netherlands), Sr. Unsec. Notes, 0.80%, 10/01/15(b)	2,970,000	2,966,796

Broadcasting–0.38%

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/14	3,000,000	3,131,250

Cable & Satellite–0.33%

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	565,000	592,691
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%,03/15/17	695,000	709,841
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,405,000	1,384,215
		2,686,747

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Casinos & Gaming–0.07%

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	$500,000	$538,750

Catalog Retail–0.84%

QVC Inc., Sr. Sec. Notes, 7.50%, 10/01/19(b)	6,400,000	6,920,000

Commodity Chemicals–0.68%

LyondellBasell Industries N.V., Sr. Unsec. Global Notes, 5.00%, 04/15/19	5,000,000	5,584,375

Computer Hardware–0.17%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	1,395,000	1,420,804

Construction & Engineering–0.51%

URS Corp., Sr. Unsec. Gtd. Notes, 4.35%, 04/01/17(b)	4,000,000	4,141,036

Construction & Farm Machinery & Heavy Trucks–0.38%

John Deere Capital Corp., Sr. Unsec. Medium-Term Notes, 1.40%, 03/15/17	3,075,000	3,097,953

Construction Materials–0.21%

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,704,587

Consumer Finance–1.04%

Ally Financial Inc., Sr. Unsec. Gtd. Notes, 4.50%, 02/11/14	250,000	252,188
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,693,908
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	1,000,000	1,001,242
2.15%, 03/23/15	1,750,000	1,781,820
SLM Corp., Sr. Unsec. Medium- Term Notes, 3.88%, 09/10/15	2,685,000	2,775,710
		8,504,868

Department Stores–0.00%

Sears Holdings Corp., Sec. Gtd. Global Notes, 6.63%, 10/15/18	30,000	28,163

Diversified Banks–4.74%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	470,000	474,548
3.05%, 08/23/18	2,700,000	2,806,321
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	625,000	641,635
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	2,750,000	2,760,283

	Principal Amount	Value

Diversified Banks–(continued)

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	$3,000,000	$3,144,737
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,625,000	1,631,369
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,270,722
HSBC USA Inc., Sr. Unsec. Global Notes, 2.38%, 02/13/15	1,160,000	1,186,861
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	750,000	780,025
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	1,015,000	1,040,010
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 03/20/15(b)	600,000	611,872
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,154,915
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	3,495,000	3,590,099
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	280,296
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	3,200,000	3,356,435
3.85%, 04/27/15(b)	850,000	884,132
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,305,000	1,280,185
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	2,025,000	2,106,782
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,250,826
Sr. Unsec. Medium-Term Global Notes, 1.25%, 02/13/15	4,000,000	4,035,851
Series K, Jr. Unsec. Sub. Global Notes, 7.98% (c)	4,000,000	4,530,000
		38,817,904

Diversified Capital Markets–0.07%

UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	586,317

Diversified Metals & Mining–3.75%

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	9,500,000	10,093,750
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Gtd. Global Notes, 2.38%, 03/15/18	5,000,000	4,999,456
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 1.70%, 05/27/16(b)	9,000,000	8,888,668

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	$3,500,000	$3,520,954
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(b)	1,330,000	1,342,563
2.70%, 10/25/17(b)	1,830,000	1,866,999
		30,712,390

Diversified REIT’s–0.30%

Qatari Diar Finance Co. (Qatar), Sr. Unsec. Gtd. Bonds, 3.50%, 07/21/15(b)	2,400,000	2,486,683

Electric Utilities–3.32%

DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	2,355,000	2,355,608
Electricite De France (France), Sr. Unsec. Notes, 5.50%, 01/26/14(b)	545,000	548,890
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,365,000	1,398,269
Kentucky Utilities Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/01/15	3,000,000	3,064,617
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	2,685,000	2,742,953
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	4,000,000	4,033,225
1.34%, 09/01/15	4,700,000	4,729,082
2.60%, 09/01/15	1,475,000	1,518,754
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,539,802
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,780,000	4,025,870
System Energy Resources Inc., Sr. Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,200,000	1,197,983
		27,155,053

Electrical Components & Equipment–0.61%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	5,000,000	5,023,325

Food Retail–0.19%

WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,529,089

General Merchandise Stores–0.27%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,240,000	2,199,083

Gold–1.56%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 1.75%, 05/30/14	3,345,000	3,370,506
2.90%, 05/30/16	2,935,000	3,066,920

	Principal Amount	Value

Gold–(continued)

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	$5,000,000	$5,053,183
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,200,000	1,267,723
		12,758,332

Health Care Distributors–0.20%

McKesson Corp., Sr. Unsec. Global. Notes, 1.40%, 03/15/18	1,670,000	1,630,604

Health Care Equipment–0.81%

Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/18	1,700,000	1,720,166
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	4,910,000	4,956,102
		6,676,268

Health Care Facilities–0.00%

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,469

Health Care Services–0.36%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.65%, 02/15/17	1,500,000	1,557,107
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	1,380,000	1,426,486
		2,983,593

Homebuilding–0.62%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/14	5,000,000	5,075,000

Hotels, Resorts & Cruise Lines–1.59%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.20%, 02/05/16	4,415,000	4,414,492
1.88%, 12/15/17	1,285,000	1,279,435
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	3,854,000	3,892,540
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.50%, 03/01/18	2,385,000	2,407,286
2.95%, 03/01/17	1,000,000	1,029,744
		13,023,497

Independent Power Producers & Energy Traders–0.24%

AES Corp. (The), Sr. Unsec. Notes, 7.75%, 03/01/14	1,895,000	1,944,744

Industrial Conglomerates–1.15%

General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	3,000,000	3,017,366

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Industrial Conglomerates–(continued)

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 4.63%, 09/11/15(b)	$2,217,000	$2,353,278
5.75%, 09/11/19(b)	100,000	114,366
Unsec. Gtd. Sub. Notes, 6.00% (b)(c)	3,060,000	3,247,425
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	668,790
		9,401,225

Industrial Machinery–0.61%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	5,000,000	5,036,795

Integrated Oil & Gas–0.52%

Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	210,000	227,767
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,637,911
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	350,000	359,935
		4,225,613

Integrated Telecommunication Services–3.14%

AT&T Inc., Sr. Unsec. Global Notes, 0.80%, 12/01/15	3,500,000	3,501,409
2.50%, 08/15/15	1,070,000	1,102,257
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	223,204
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	120,269
Verizon Communications, Inc., Sr. Unsec. Global Notes, 2.50%, 09/15/16	20,000,000	20,795,195
		25,742,334

Internet Software & Services–0.61%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	1,940,000	1,948,305
Ebay Inc., Sr. Unsec. Global Notes, 0.70%, 07/15/15	3,000,000	3,014,966
		4,963,271

Investment Banking & Brokerage–2.26%

Charles Schwab Corp. (The), Sr. Unsec. Global Notes, 0.85%, 12/04/15	4,890,000	4,897,732
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	2,535,000	2,658,076

	Principal Amount	Value

Investment Banking & Brokerage–(continued)
Sr. Unsec. Medium-Term Global Notes,3.70%, 08/01/15	$1,485,000	$1,552,658
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	550,266
7.30%, 08/01/14(b)	350,000	364,570
Morgan Stanley, Sr. Unsec. Global Notes, 1.75%, 02/25/16	4,060,000	4,122,301
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	1,880,000	1,970,347
Sr. Unsec. Notes, 3.45%, 11/02/15	2,210,000	2,311,173
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	90,653
		18,517,776

Life & Health Insurance–0.89%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	372,716
Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	2,550,000	2,638,436
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/18	4,000,000	4,055,782
Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	201,662
		7,268,596

Managed Health Care–0.80%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,048,880
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 0.85%, 10/15/15	2,090,000	2,100,460
1.88%, 11/15/16	1,600,000	1,643,608
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	1,750,000	1,765,335
		6,558,283

Movies & Entertainment–0.34%

Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/18	2,710,000	2,749,143

Multi-Utilities–1.60%

Dominion Gas Holdings LLC, Sr. Unsec. Notes, 1.05%, 11/01/16(b)	10,000,000	10,018,505
Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	3,000,000	3,088,820
		13,107,325

Office Electronics–0.36%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	2,855,000	2,967,571

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Office REIT’s–0.32%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	$2,510,000	$2,626,314

Oil & Gas Exploration & Production–1.45%

Devon Energy Corp., Sr. Unsec. Global Notes, 2.40%, 07/15/16	1,600,000	1,655,321
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	108,266
EOG Resources, Inc., Sr. Unsec. Notes, 2.95%, 06/01/15	2,000,000	2,074,567
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	5,172,000	5,301,559
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/23	3,000,000	2,720,558
		11,860,271

Oil & Gas Refining & Marketing–0.45%

Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,578,275
Phillips 66, Sr. Unsec. Gtd. Global Notes, 2.95%, 05/01/17	2,000,000	2,096,858
		3,675,133

Oil & Gas Storage & Transportation–1.82%

DCP Midstreams Operating LP, Sr. Unsec. Gtd. Notes, 2.50%, 12/01/17	1,700,000	1,713,072
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 2.65%, 02/01/19	2,205,000	2,213,724
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.67%, 08/15/14	4,750,000	4,912,781
Trans-Canada Pipelines Ltd. (Canada), Sr. Unsec. Global Notes, 0.88%, 03/02/15	2,969,000	2,982,068
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	3,000,000	3,106,278
		14,927,923

Other Diversified Financial Services–5.55%

Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	165,000	187,390
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	2,160,000	2,169,846
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/16	9,750,000	9,765,474
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,174,078
Sr. Unsec. Notes, 2.50%, 09/26/18	7,500,000	7,620,196
4.75%, 05/19/15	3,000,000	3,168,997

	Principal Amount	Value

Other Diversified Financial Services–(continued)

Doric Nimrod Air Alpha Pass Through Trust (United Arab Emirates), Series 2013-1, Sec. Pass Through Ctfs., 6.13%, 11/30/19(b)	$4,000,000	$4,005,471
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/16(b)	2,000,000	2,008,113
2.25%, 01/10/14(b)	2,000,000	2,003,791
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	1,800,000	1,834,957
ING US Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	5,000,000	5,057,920
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 1.13%, 02/26/16	2,000,000	2,010,773
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	4,000,000	4,440,000
		45,447,006

Packaged Foods & Meats–0.30%

General Mills Inc., Sr. Unsec. Global Notes, 0.88%, 01/29/16	2,450,000	2,458,345

Personal Products–0.34%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	2,780,000	2,818,077

Pharmaceuticals–4.26%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	5,240,000	5,295,000
Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	4,000,000	4,005,512
Bristol-Myers Squibb Co., Sr. Unsec. Global Notes, 1.75%, 03/01/19	3,875,000	3,840,921
Mylan Inc., Sr. Unsec. Global Notes, 1.35%, 11/29/16	7,000,000	7,021,435
2.55%, 03/28/19	6,650,000	6,687,274
Perrigo Co. Ltd., Sr. Unsec. Gtd. Notes, 1.30%, 11/08/16(b)	3,000,000	3,009,013
Zoetis Inc., Sr. Unsec. Global Notes, 1.15%, 02/01/16	5,000,000	5,028,230
		34,887,385

Property & Casualty Insurance–0.26%

XLIT Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 5.25%, 09/15/14	2,092,000	2,165,614

Publishing–0.03%

Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	225,000	240,469

Regional Banks–3.09%

Branch Banking & Trust Co., Sr. Unsec. Notes, 2.30%, 10/15/18	10,000,000	10,106,963

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Regional Banks–(continued)

CIT Group Inc., Series C, Sr. Unsec. Notes, 5.25%, 04/01/14(b)	$3,500,000	$3,556,875
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	876,911
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 4.65%, 02/25/15(b)	390,000	407,355
PNC Bank, N.A., Sr. Unsec. Notes, 1.30%, 10/03/16	6,000,000	6,049,190
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	4,000,000	4,280,596
		25,277,890

Retail REIT’s–0.69%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/18(b)	3,500,000	3,445,313
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,815,000	2,175,956
		5,621,269

Specialized Finance–0.98%

International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	1,000,000	1,040,625

5.75%, 05/15/16	2,300,000	2,469,625
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	4,295,000	4,503,825
		8,014,075

Specialized REIT’s–1.83%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,196,110
Sr. Unsec. Notes, 4.50%, 01/15/18	175,000	188,831
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	576,547
HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	3,500,000	3,513,107
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,806,569
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 1.55%, 09/26/16	5,500,000	5,541,573
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	2,185,000	2,168,648
		14,991,385

Specialty Stores–1.05%

Staples Inc., Sr. Unsec. Global Notes, 2.75%, 01/12/18	8,500,000	8,623,118

	Principal Amount	Value

Steel–0.43%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	$1,615,000	$1,676,374
4.25%, 03/01/16	1,000,000	1,036,996
6.13%, 06/01/18	750,000	820,498
		3,533,868

Systems Software–0.46%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	2,500,000	2,562,113
Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,184,808
		3,746,921

Trading Companies & Distributors–0.15%

GATX Corp., Sr. Unsec. Notes, 2.38%, 07/30/18	1,250,000	1,244,896

Trucking–0.45%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Floating Rate Global Notes, 2.74%, 05/15/14(d)	600,000	600,000
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(b)	2,020,000	2,074,497
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	1,000,000	1,028,532
		3,703,029

Wireless Telecommunication Services–1.07%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	893,809
3.63%, 03/30/15	1,755,000	1,814,152
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	1,415,000	1,446,185
4.52%, 01/15/15(b)	1,265,000	1,306,903
4.88%, 08/15/20(b)	245,000	255,186
6.11%, 01/15/20(b)	900,000	1,013,063
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 0.90%, 02/19/16	2,000,000	1,995,411
		8,724,709
Total U.S. Dollar Denominated Bonds and Notes (Cost $561,734,110)		571,029,067

Asset-Backed Securities–16.21%

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	5,000,000	5,187,947
Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,133,608

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Asset-Backed Securities–(continued)

Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class AJ, Variable Rate Pass Through Ctfs., 5.18%, 09/10/47(d)	$3,230,000	$3,443,498
Series 2005-6, Class A4, Variable Rate Pass Through Ctfs., 5.18%, 09/10/47(d)	4,200,000	4,491,684
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.87%, 05/25/34(d)	235,263	232,399
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.31%, 08/25/33(d)	401,347	398,628
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, Pass Through Ctfs., 5.20%, 01/12/41	156,054	156,307
Series 2005-T18, Class A4, Pass Through Ctfs., 4.93%, 02/13/42	4,021,717	4,180,959
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.44%, 03/11/39(d)	133,126	134,633
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.44%, 03/11/39(d)	3,000,000	3,249,016
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.58%, 04/12/38(d)	5,055,000	5,478,806
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	550,458
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.92%, 08/15/26(b)(d)	3,500,000	3,509,662
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.97%, 05/15/30(b)(d)	3,770,000	3,780,354
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.30%, 08/25/34(d)	1,107,721	1,117,763
Commercial Mortgage Trust, Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.32%, 10/13/28(b)(d)	3,000,000	3,000,000
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.22%, 06/08/30(b)(d)	4,125,000	4,110,379
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.44%, 06/25/34(d)	4,058,991	3,754,400

	Principal Amount	Value

Asset-Backed Securities–(continued)

Credit Suisse First Mortgage Securities Corp., Series 2005-C1, Class AJ, Pass Through Ctfs., 5.08%, 02/15/38	$3,000,000	$3,114,902
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(d)	333,492	338,808
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $467,298)(b)	453,687	461,768
Fontainebleau Miami Beach Trust, Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	3,000,000	3,118,637
Hilton USA Trust, Series 2013, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,000,000	1,005,000
JP Morgan Mortgage Trust, Series 2013- 2, Class A2, Pass Through Ctfs., 3.50%, 05/25/43(b)	4,626,345	4,546,549
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, Pass Through Ctfs., 4.37%, 03/15/36	126,853	127,332
Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	15,559	15,577
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	149,554	155,729
Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,000,000	5,310,872
MBNA Credit Card Master Note Trust, Series 2004-B1, Pass Through Ctfs., 4.45%, 08/15/16	5,738,000	5,801,649
Morgan Stanley Capital I Trust, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	7,836	7,835
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(d)	305,000	322,592
Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	5,000,000	5,395,855
RBSCF Trust, Series 2010-RR3, Class MS4A, Pass Through Ctfs., 4.97%, 04/16/40(b)	394,822	400,446
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,804,365
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/43	4,024,679	3,534,191

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Asset-Backed Securities–(continued)

Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	$3,882,290	$3,752,862
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	5,211,826	4,914,757
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	3,426,801	3,233,944
Sierra Timeshare Receivables Funding LLC, Series 2013-2, Class 2A, Pass Through Ctfs., 2.28%, 11/20/25(b)	3,017,764	3,037,467
Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	72,111	73,866
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	48,257	49,977
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.29%, 07/15/41(d)	2,313,865	2,332,212
Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	4,000,000	4,164,810
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(d)	17,112	18,224
Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.31%, 12/15/44(d)	3,500	3,500
Series 2005-C22, Class A4, Variable Rate Pass Through Ctfs., 5.29%, 12/15/44(d)	8,000,000	8,571,820
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.42%, 08/25/33(d)	1,656,240	1,664,523
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/45	5,000,000	5,024,677
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(d)	1,267,320	1,270,595
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.62%, 09/25/34(d)	341,734	346,200
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	943,357	954,378
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A2, Pass Through Ctfs., 2.07%, 03/15/48	3,225,000	3,253,140
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.99%, 07/15/46(d)	4,500,000	4,762,269
Total Asset-Backed Securities (Cost $134,373,462)		132,801,829

	Principal Amount	Value

U.S. Treasury Securities–9.82%

U.S. Treasury Bills–0.21%

0.05%, 05/01/14(e)(f)	$175,000	$174,934
0.08%, 05/01/14(e)(f)	150,000	149,944
0.09%, 05/01/14(e)(f)	225,000	224,916
0.11%, 05/01/14(e)(f)	1,050,000	1,049,606
0.12%, 05/01/14(e)(f)	100,000	99,962
		1,699,362

U.S. Treasury Notes–9.61%
0.25%, 10/31/15	33,823,000	33,810,367
0.63%, 11/15/16	11,231,000	11,256,802
1.25%, 10/31/18	33,836,000	33,691,966
		78,759,135
Total U.S. Treasury Securities (Cost $80,406,773)		80,458,497

U.S. Government Sponsored Agency Mortgage-Backed Securities–1.81%

Collateralized Mortgage Obligations–0.23%

Fannie Mae Whole Loan, 0.62%, 02/25/47(d)	194,332	195,027
Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Gtd. Notes, 0.72%, 02/25/48 (Acquired 03/05/10; Cost $1,091,470)(b)(d)	1,091,470	1,094,147
Freddie Mac REMICS, 7.50%, 09/15/29	299,779	349,919
1.17%, 12/15/31(d)	104,455	106,532
1.12%, 01/15/32(d)	57,530	58,024
Ginnie Mae REMICS, 0.57%, 09/16/19(d)	63,481	63,761
		1,867,410

Federal Home Loan Mortgage Corp. (FHLMC)–0.32%

Pass Through Ctfs., 9.00%, 05/01/15	17,829	18,102
7.50%, 06/01/16 to 12/01/16	75,355	77,611
7.00%, 12/01/16 to 10/01/34	879,240	996,483
6.00%, 02/01/17 to 03/01/23	588,895	635,705
8.50%, 02/01/19 to 08/17/26	490,776	572,343
6.50%, 01/01/33 to 12/01/35	51,693	57,445
2.02%, 07/01/36(d)	156,320	165,447
Pass Through Ctfs., ARM 2.96%, 02/01/37(d)	44,875	47,798
2.93%, 01/01/38(d)	56,772	60,131
		2,631,065

Federal National Mortgage Association (FNMA)–0.95%

Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	541,898	619,136
7.00%, 04/01/15 to 08/01/36	3,818,567	4,252,253
8.50%, 09/01/15 to 07/01/30	345,841	408,821
6.50%, 11/01/16 to 10/01/35	1,167,946	1,287,834

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

8.00%, 12/01/17 to 08/01/32	$583,702	$637,115
9.00%, 01/01/30	135,910	160,838
Pass Through Ctfs., ARM 2.04%, 09/01/19(d)	20,474	20,388
2.34%, 11/01/32 to 05/03/35(d)	357,406	379,675
2.58%, 03/01/38(d)	60,778	64,372
		7,830,432

Government National Mortgage Association (GNMA)–0.31%

Pass Through Ctfs., 7.00%, 05/15/17 to 06/15/32	426,287	462,502
9.50%, 09/15/17	303	306
6.00%, 06/15/18	203,405	216,202
7.75%, 11/15/19 to 02/15/21	89,146	89,998
6.50%, 07/15/23 to 02/15/34	1,434,362	1,608,296
7.50%, 12/20/25	42,631	51,012
8.50%, 07/20/27	83,325	97,583
		2,525,899
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $13,542,320)		14,854,806

	Shares

Preferred Stocks–0.63%

Investment Banking & Brokerage–0.29%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	2,385,600

Regional Banks–0.24%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	1,918,500

Reinsurance–0.10%

Reinsurance Group of America, Inc. 6.20% Sr. Unsec. Sub. Pfd.	33,000	829,290
Total Preferred Stocks (Cost $5,325,000)		5,133,390

	Principal Amount	Value

Municipal Obligations–0.61%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB 1.30%, 07/01/16	$2,000,000	2,005,440
2.11%, 07/01/18	3,000,000	2,966,490
Total Municipal Obligations (Cost $5,000,000)		4,971,930

	Shares	Value

Money Market Funds–0.52%

Liquid Assets Portfolio–Institutional Class (g)	2,114,719	$2,114,719

Premier Portfolio–Institutional Class (g)	2,114,719	2,114,719
Total Money Market Funds (Cost $4,229,438)		4,229,438

TOTAL INVESTMENTS–99.32% (Cost $804,611,103)		813,478,957
OTHER ASSETS LESS LIABILITIES–0.68%		5,566,312
NET ASSETS–100.00%		$819,045,269

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $172,360,757, which represented 21.04% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Short Term Bond Fund

A.	Security Valuations –(continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco Short Term Bond Fund

E.	Foreign Currency Translations –(continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its

Invesco Short Term Bond Fund

H.	Swap Agreements –(continued)

counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market

Invesco Short Term Bond Fund

participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,362,828	$—	$—	$9,362,828
Corporate Debt Securities	—	571,029,067	—	571,029,067
Asset-Backed Securities	—	132,801,829	—	132,801,829
U.S. Government Sponsored Securities	—	14,854,806	—	14,854,806
U.S. Treasury Securities	—	80,458,497	—	80,458,497
Municipal Obligations	—	4,971,930	—	4,971,930
	$9,362,828	$804,116,129	$—	$813,478,957
Futures*	333,049	—	—	333,049
Swap Agreements*	—	(427,985)	—	(427,985)
Total Investments	$9,695,877	$803,688,144	$—	$813,384,021
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk
Swap agreements (a)	$—	$(427,985)
Interest rate risk
Futures contracts (a)	352,698	(19,649)
(a)	Includes cumulative appreciation (depreciation) of swap agreements and futures contracts.

Effect of Derivative Investments for the nine months ended November 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$—	$(112,689)
Interest rate risk	926,294	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$(20,527)
Interest rate risk	290,937	—
Total	$1,217,231	$(133,216)
*	The average notional value of futures and swap agreements outstanding during the period was $174,458,552 and $6,000,000, respectively.

Invesco Short Term Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	712	March-2014	$156,851,376	$87,505
U.S. Treasury 5 Year Notes	Short	346	March-2014	(41,838,969)	(19,649)
U.S. Treasury 10 Year Notes	Short	950	March-2014	(119,106,250)	265,193
Total					$333,049

Open Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup, Inc.	Buy	1.00%	06/20/17	0.568%	$6,000,000	$336,726	$(427,985)

(a)	Implied credit spreads represent the current level as of November 30, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $761,007,750 and $662,265,122, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $988,544,470 and 956,194,221, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,771,403
Aggregate unrealized (depreciation) of investment securities	(3,903,549)
Net unrealized appreciation of investment securities	$8,867,854

Cost of investments is the same for tax and financial reporting purposes.

Invesco Short Term Bond Fund

Invesco U.S. Government Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	GOV-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–50.88%

Collateralized Mortgage Obligations–25.68%

Fannie Mae REMICs, 5.50%, 04/25/17	$4,715	$4,726
5.00%, 04/25/18 to 09/25/37	7,980,083	8,381,524
4.00%, 07/25/18 to 07/25/40	9,447,363	9,964,072
3.50%, 10/25/18 to 12/25/31	244,293	245,149
4.50%, 07/25/19 to 07/25/27	272,072	275,554
4.25%, 12/25/19 to 02/25/37	6,144,431	6,469,951
2.25%, 02/25/21	823,159	841,361
2.50%, 03/25/26	2,911,170	2,992,259
7.00%, 09/18/27	1,797,587	2,051,429
6.50%, 03/25/32	4,915,489	5,554,178
5.75%, 10/25/35	1,942,996	2,188,998
0.47%, 05/25/36(a)	7,312,024	7,312,675
3.00%, 09/25/36	5,156,232	5,277,181
0.67%, 03/25/37 to 03/25/40(a)	8,300,843	8,317,966
0.94%, 06/25/37(a)	5,302,162	5,366,726
0.57%, 06/25/38(a)	10,731,909	10,759,909
6.57%, 06/25/39(a)	3,808,974	4,441,916
0.72%, 02/25/41(a)	7,150,964	7,183,230
0.69%, 11/25/41(a)	2,927,313	2,934,364
Federal Home Loan Bank, 5.07%, 10/20/15	2,274,365	2,419,973
Freddie Mac REMICs, 4.00%, 12/15/17 to 07/15/23	4,495,818	4,642,732
4.50%, 07/15/18 to 11/15/39	3,282,155	3,470,958
3.00%, 10/15/18 to 04/15/26	4,876,205	5,059,147
3.75%, 10/15/18	1,195,469	1,224,899
4.25%, 01/15/19	1,057,110	1,074,025
5.00%, 01/15/19 to 04/15/19	2,233,540	2,375,225
3.50%, 12/15/27	1,303,939	1,340,460
0.57%, 04/15/28 to 06/15/37(a)	14,253,276	14,309,153
0.67%, 12/15/35 to 03/15/40(a)	9,964,369	10,035,054
0.47%, 03/15/36(a)	7,203,058	7,213,747
5.75%, 05/15/36	166,881	167,743
0.52%, 11/15/36 to 03/15/39(a)	6,112,696	6,110,950
0.62%, 03/15/39 to 02/15/42(a)	24,773,067	24,830,640
1.03%, 11/15/39(a)	1,154,617	1,164,294
Ginnie Mae REMICs, 4.00%, 04/16/33 to 02/20/38	6,248,215	6,573,927
4.50%, 05/20/33 to 01/16/34	16,161,171	16,736,267
5.75%, 08/20/34(a)	2,527,037	2,842,736
5.86%, 01/20/39(a)	7,206,622	7,993,664
0.97%, 09/16/39(a)	3,153,613	3,223,735
4.51%, 07/20/41(a)	2,340,091	2,534,578
		215,907,075

	Principal Amount	Value

Federal Deposit Insurance Company (FDIC)–0.16%

Series 2010-S1, Class 1A, Gtd. Notes, 0.72%, 02/25/48 (Acquired 03/05/10; Cost $1,364,334)(a)(b)	$1,364,334	$1,367,682

Federal Home Loan Mortgage Corp. (FHLMC)–8.55%

Pass Through Ctfs., 7.00%, 12/01/14 to 03/01/36	2,451,432	2,768,264
6.50%, 04/01/15 to 12/01/35	9,921,406	11,085,256
8.00%, 12/01/15 to 02/01/35	5,134,775	6,263,174
10.00%, 02/01/16 to 04/01/20	161,712	184,275
6.00%, 06/01/17 to 07/01/38	2,939,552	3,198,037
10.50%, 08/01/19 to 01/01/21	13,854	14,701
8.50%, 09/01/20 to 08/01/31	376,067	462,916
4.50%, 09/01/20 to 01/01/40	7,765,800	8,328,356
9.50%, 11/01/20 to 04/01/25	89,527	100,326
7.50%, 11/01/20 to 05/01/35	4,215,261	5,043,572
9.00%, 06/01/21 to 04/01/25	440,678	496,925
5.50%, 12/01/22 to 01/01/37	3,780,572	4,107,473
3.50%, 08/01/26	4,638,130	4,890,030
3.00%, 05/01/27 to 07/01/27	5,771,087	5,957,992
7.05%, 05/20/27	341,332	367,940
6.03%, 10/20/30	704,010	807,118
5.00%, 07/01/35 to 01/01/40	4,324,953	4,702,040
Pass Through Ctfs., ARM, 2.64%, 09/01/35(a)	2,616,378	2,751,715
2.21%, 10/01/36(a)	3,187,327	3,406,093
2.53%, 10/01/36(a)	1,095,171	1,167,383
2.87%, 12/01/36(a)	737,910	786,354
1.93%, 05/01/37(a)	1,035,764	1,098,342
2.68%, 11/01/37(a)	3,226,660	3,448,119
2.93%, 01/01/38(a)	454,177	481,051
		71,917,452

Federal National Mortgage Association (FNMA)–12.59%

Pass Through Ctfs., 7.00%, 01/15/14 to 06/01/36	7,919,734	9,093,414
7.50%, 02/01/14 to 08/01/37	5,948,610	7,020,940
8.00%, 02/01/14 to 12/01/36	5,007,721	5,920,480
6.00%, 07/01/14 to 10/01/38	10,887,695	12,011,303
12.00%, 01/01/16	3,092	3,149
6.50%, 04/01/16 to 10/01/38	8,779,356	9,791,418
9.50%, 07/01/16 to 08/01/22	16,644	18,340
9.00%, 12/01/16	29,863	32,227
5.00%, 01/01/17 to 03/01/39	6,400,146	6,953,247
4.50%, 04/01/19 to 08/01/39	8,021,163	8,594,762
10.00%, 12/20/19 to 12/20/21	117,388	122,472
5.50%, 03/01/21 to 05/01/35	9,745,310	10,682,297
6.75%, 07/01/24	634,664	725,965
8.50%, 09/01/24 to 08/01/37	2,919,502	3,468,654
10.14%, 04/20/25	58,474	61,002
6.95%, 07/01/25 to 10/01/25	124,748	133,467
3.50%, 05/01/27 to 06/01/27	7,498,532	7,953,823

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM, 2.49%, 10/01/34(a)	$3,922,099	$4,199,764
2.34%, 05/01/35(a)	2,261,323	2,402,149
2.56%, 01/01/37(a)	9,911,208	10,546,287
Pass Through Ctfs., BAL, 3.84%, 04/01/18	5,678,814	6,167,970
		105,903,130

Government National Mortgage Association (GNMA)–3.90%

Pass Through Ctfs., 12.00%, 05/15/14 to 04/15/15	906	927
13.00%, 10/15/14	1,878	1,894
11.00%, 09/15/15	32	32
10.00%, 06/15/16 to 07/15/24	197,439	212,889
8.50%, 09/20/16 to 01/15/37	370,249	424,286
9.00%, 10/15/16 to 04/15/21	58,136	60,276
8.75%, 10/20/16	18,913	19,038
8.00%, 12/15/16 to 08/15/36	2,311,096	2,677,334
9.50%, 08/15/17 to 03/15/23	76,569	83,607
6.50%, 09/15/17 to 01/15/37	4,171,724	4,636,359
7.00%, 07/15/18 to 12/15/36	1,918,219	2,134,941
6.95%, 07/20/25 to 11/20/26	500,981	536,401
7.50%, 03/15/26 to 10/15/35	2,690,678	3,223,330
6.00%, 12/15/28 to 08/15/33	1,866,238	2,088,310
6.10%, 12/20/33	3,223,972	3,785,282
3.50%, 08/20/42 to 10/20/42	7,556,752	7,621,791
Pass Through Ctfs., TBA, 4.00%, 12/01/43(c)	5,000,000	5,270,898
		32,777,595
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $420,731,556)		427,872,934

U.S. Government Sponsored Agency Securities–18.59%

Federal Agricultural Mortgage Corp.–2.14%

Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000	6,829,069
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000	4,143,549
Unsec. Medium-Term Notes, 0.85%, 08/11/14	7,000,000	7,038,125
		18,010,743

Federal Farm Credit Bank (FFCB)–1.47%

Unsec. Bonds, 1.05%, 03/28/16	4,000,000	4,049,893
Unsec. Medium-Term Notes, 5.75%, 12/07/28	7,000,000	8,310,296
		12,360,189

Federal Home Loan Bank (FHLB)–2.18%

Global Bonds, 0.50%, 11/20/15	7,300,000	7,328,758
Unsec. Bonds, 1.50%, 10/12/17	4,800,000	4,865,490
2.00%, 09/14/18	2,500,000	2,551,254
2.88%, 09/11/20	3,500,000	3,585,336
		18,330,838

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–5.56%

Sr. Unsec. Global Notes, 1.00%, 03/08/17	$3,800,000	$3,835,232
5.00%, 04/18/17	2,750,000	3,134,354
Unsec. Global Notes, 0.50%, 05/13/16	4,250,000	4,256,308
2.00%, 08/25/16	5,500,000	5,719,220
0.75%, 01/12/18	14,400,000	14,144,555
0.88%, 03/07/18	6,350,000	6,250,515
1.25%, 10/02/19	9,800,000	9,442,701
		46,782,885

Federal National Mortgage Association (FNMA)–5.51%

Sr. Unsec. Global Notes, 5.00%, 05/11/17	4,000,000	4,563,013
Unsec. Global Notes, 0.63%, 08/26/16	5,000,000	5,012,733
1.25%, 01/30/17	8,300,000	8,439,659
1.13%, 04/27/17	5,450,000	5,505,420
0.88%, 08/28/17	7,250,000	7,218,924
0.88%, 10/26/17	4,200,000	4,168,424
0.88%, 05/21/18	6,500,000	6,367,521
1.63%, 11/27/18	5,000,000	5,016,213
		46,291,907

Tennessee Valley Authority (TVA)–1.73%

Sr. Unsec. Global Bonds, 4.88%, 12/15/16	11,377,000	12,743,805
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,800,224
		14,544,029
Total U.S. Government Sponsored Agency Securities (Cost $155,379,791)		156,320,591

U.S. Treasury Securities–23.53%

U.S. Treasury Bills–0.21%(d)(e)

0.04%, 05/01/14	200,000	199,925
0.07%, 05/01/14	300,000	299,887
0.08%, 05/01/14	1,250,000	1,249,531
		1,749,343

U.S. Treasury Notes–20.29%

0.88%, 11/30/16	5,000,000	5,044,309
0.63%, 05/31/17	12,000,000	11,932,168
2.75%, 05/31/17	4,500,000	4,808,572
2.38%, 07/31/17	9,000,000	9,493,440
0.63%, 08/31/17	4,000,000	3,961,173
0.63%, 09/30/17	5,000,000	4,943,668
0.75%, 12/31/17	14,000,000	13,843,886
0.88%, 01/31/18	7,500,000	7,443,336
1.38%, 09/30/18	12,450,000	12,488,415
1.38%, 12/31/18	3,000,000	2,997,554
1.00%, 11/30/19	4,000,000	3,823,677
3.63%, 02/15/20	7,800,000	8,647,023
1.13%, 03/31/20	6,000,000	5,725,243
3.50%, 05/15/20	14,500,000	15,950,053
2.63%, 08/15/20	11,000,000	11,452,071

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

U.S. Treasury Notes–(continued)

2.00%, 09/30/20	$7,000,000	$6,981,421
3.13%, 05/15/21	15,000,000	15,972,973
2.13%, 08/15/21	3,700,000	3,661,912
2.00%, 11/15/21	100,000	97,518
1.75%, 05/15/22	1,750,000	1,653,525
2.00%, 02/15/23	15,600,000	14,788,950
2.50%, 08/15/23	5,000,000	4,905,736
		170,616,623

U.S. Treasury Bonds–3.03%

7.88%, 02/15/21	6,500,000	9,032,258
3.50%, 02/15/39	2,500,000	2,407,527
4.25%, 05/15/39	2,900,000	3,161,630
4.63%, 02/15/40	2,800,000	3,232,456
4.38%, 05/15/41	6,900,000	7,660,583
		25,494,454
Total U.S. Treasury Securities (Cost $195,389,111)		197,860,420

Foreign Bonds–4.20%

Collateralized Mortgage Obligations–3.90%

La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $19,357,308)(a)(b)	18,719,460	19,623,254
Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $12,730,744)(b)	12,300,236	13,126,665
		32,749,919

Sovereign Debt–0.30%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	2,200,000	2,528,080
Total Foreign Bonds (Cost $34,303,160)		35,277,999

Corporate Notes–2.42%

Private Export Funding Corp.–2.42%

Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,185,187
1.38%, 02/15/17	5,000,000	5,084,805
4.30%, 12/15/21	4,800,000	5,271,604
Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,847,747
Total Corporate Notes (Cost $19,782,050)		20,389,343
TOTAL INVESTMENTS–99.62% (Cost $825,585,668)		837,721,287
OTHER ASSETS LESS LIABILITIES–0.38%		3,168,165
NET ASSETS–100.00%		$840,889,452

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
Gtd.	—Guaranteed
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
TBA	—To Be Announced
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $40,946,670, which represented 4.87% of the Fund’s Net Assets.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco U.S. Government Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on

Invesco U.S. Government Fund

E.	Futures Contracts – (continued)
futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$197,860,420	$—	$197,860,420
U.S Government Sponsored Agency Securities	—	584,193,525	—	584,193,525
Corporate Debt Securities	—	20,389,343	—	20,389,343
Foreign Sovereign Debt Securities	—	2,528,080	—	2,528,080
Foreign Bonds	—	32,749,919	—	32,749,919
	$—	$837,721,287	$—	$837,721,287
Futures*	551,312	—	—	551,312
Total Investments	$551,312	$837,721,287	$—	$838,272,599

* Unrealized appreciation.

Invesco U.S. Government Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2013:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$551,312	$—

(a)	Includes cumulative appreciation of futures contracts.

Effect of Derivative Investments for the nine months ended November 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain
Interest rate risk	$ 1,536,048
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(134,792)
Total	$ 1,401,256

* The average notional value of futures contracts outstanding during the period was $307,707,350.

		Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
Ultra U.S. Treasury Bonds	Long	487	March-2014	$67,753,875	$352,813
U.S. Treasury 2 Year Notes	Long	451	March-2014	99,353,891	55,428
U.S. Treasury 5 Year Notes	Long	352	March-2014	42,564,500	30,200
U.S. Treasury 10 Year Notes	Short	236	March-2014	(29,588,500)	65,879
U.S. Treasury 30 Year Bonds	Short	310	March-2014	(40,532,500)	46,992
Total					$551,312

Invesco U.S. Government Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $1,049,383,297 and $1,252,390,983, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $165,505,646 and $190,990,568, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,069,969
Aggregate unrealized (depreciation) of investment securities	(7,801,803)
Net unrealized appreciation of investment securities	$9,268,166
Cost of investments for tax purposes is $828,453,121.

Invesco U.S. Government Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.